UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23084

Series Portfolios Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6047
Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

MProved Systematic Long-Short Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
September 30, 2018

	Shares	Value
COMMON STOCKS - 65.36%
Aerospace & Defense - 0.92%
Arconic, Inc.	324	$7,131
The KeyW Holding Corporation (a)	478	4,140
L3 Technologies, Inc.	34	7,229
		18,500
Air Freight & Logistics - 0.38%
XPO Logistics, Inc. (a)	67	7,649

Airlines - 0.94%
JetBlue Airways Corporation (a)	980	18,973

Auto Components - 1.66%
Gentherm, Inc. (a)	383	17,407
Visteon Corporation (a)	172	15,979
		33,386
Biotechnology - 1.04%
AMAG Pharmaceuticals, Inc. (a)	166	3,320
Eagle Pharmaceuticals, Inc. (a)	254	17,610
		20,930
Building Products - 0.65%
Builders FirstSource, Inc. (a)	461	6,767
NCI Building Systems, Inc. (a)	417	6,318
		13,085
Chemicals - 2.52%
Cabot Corporation	291	18,252
Eastman Chemical Company	195	18,665
GCP Applied Technologies, Inc. (a)	281	7,461
Westlake Chemical Corporation	77	6,399
		50,777
Commercial Services & Supplies - 1.10%
Clean Harbors, Inc. (a)	103	7,373
Quad/Graphics, Inc.	713	14,859
		22,232
Communications Equipment - 1.93%
Cisco Systems, Inc.	395	19,217
F5 Networks, Inc. (a)	99	19,742
		38,959
Containers & Packaging - 2.25%
Owens-Illinois, Inc. (a)	996	18,715
Sealed Air Corporation	477	19,151
Silgan Holdings, Inc.	266	7,395
		45,261
Diversified Consumer Services - 1.24%
Regis Corporation (a)	1,220	24,925

Electrical Equipment - 0.97%
Acuity Brands, Inc.	125	19,650

Electronic Equipment, Instruments & Components - 1.96%
Benchmark Electronics, Inc.	675	15,795
Plexus Corporation (a)	277	16,207
Zebra Technologies Corporation, Class A (a)	42	7,427
		39,429
Entertainment - 0.41%
Viacom, Inc., Class B	243	8,204

Food & Staples Retailing - 1.95%
Sprouts Farmers Market, Inc. (a)	696	19,078
Walgreens Boots Alliance, Inc.	278	20,266
		39,344
Food Products - 1.59%
Fresh Del Monte Produce, Inc.	465	15,759
TreeHouse Foods, Inc. (a)	340	16,269
		32,028
Health Care Equipment & Supplies - 0.37%
Integer Holdings Corporation (a)	89	7,383

Health Care Providers & Services - 1.88%
DaVita, Inc. (a)	276	19,770
Patterson Companies, Inc.	744	18,191
		37,961
Health Care Technology - 0.91%
Allscripts Healthcare Solutions, Inc. (a)	1,293	18,425

Hotels, Restaurants & Leisure - 5.71%
Brinker International, Inc.	402	18,786
Denny’s Corporation (a)	1,254	18,459
Hyatt Hotels Corporation, Class A	243	19,340
MGM Resorts International	673	18,783
Potbelly Corporation (a)	1,414	17,392
Sonic Corporation (a)	516	22,364
		115,124
Household Durables - 1.12%
Beazer Homes USA, Inc. (a)	19	199
Newell Brands, Inc.	1,100	22,330
		22,529
Household Products - 0.76%
Spectrum Brands Holdings, Inc.	205	15,318

Independent Power and Renewable Electricity Producers - 0.75%
AES Corporation	543	7,602
NRG Energy, Inc.	201	7,517
		15,119
Internet & Direct Marketing Retail - 0.84%
Groupon, Inc. (a)	4,476	16,874

IT Services - 1.82%
Alliance Data Systems Corporation	24	5,668
Conduent, Inc. (a)	310	6,981
Fidelity National Information Services, Inc.	53	5,781
Leidos Holdings, Inc.	265	18,327
		36,757
Leisure Products - 0.35%
American Outdoor Brands Corporation (a)	455	7,066

Life Sciences Tools & Services - 0.97%
Waters Corporation (a)	100	19,468

Machinery - 2.68%
AGCO Corporation	121	7,356
Astec Industries, Inc.	385	19,408
Caterpillar, Inc.	137	20,891
Navistar International Corporation (a)	6	231
Titan International, Inc.	28	208
Trinity Industries, Inc.	160	5,862
		53,956
Media - 1.33%
TEGNA, Inc.	2,249	26,898

Metals & Mining - 1.40%
Allegheny Technologies, Inc. (a)	217	6,412
Steel Dynamics, Inc.	155	7,005
SunCoke Energy, Inc. (a)	639	7,425
United States Steel Corporation	242	7,376
		28,218
Multiline Retail - 1.88%
Kohl’s Corporation	88	6,560
Macy’s, Inc.	196	6,807
Nordstrom, Inc.	291	17,405
Target Corporation	81	7,145
		37,917
Oil, Gas & Consumable Fuels - 8.27%
Anadarko Petroleum Corporation	294	19,819
Arch Coal, Inc., Class A	213	19,042
CNX Resources Corporation (a)	460	6,583
ConocoPhillips	355	27,477
Devon Energy Corporation	611	24,403
Hess Corporation	108	7,731
Laredo Petroleum, Inc. (a)	3,190	26,062
Oasis Petroleum, Inc. (a)	533	7,558
Renewable Energy Group, Inc. (a)	701	20,189
WPX Energy, Inc. (a)	387	7,786
		166,650
Professional Services - 0.90%
Navigant Consulting, Inc.	784	18,079

Semiconductors & Semiconductor Equipment - 2.40%
Amkor Technology, Inc. (a)	848	6,267
KLA-Tencor Corporation	160	16,273
Micron Technology, Inc. (a)	138	6,242
QUALCOMM, Inc.	271	19,520
		48,302
Software - 1.95%
Nuance Communications, Inc. (a)	1,586	27,470
Proofpoint, Inc. (a)	60	6,380
SS&C Technologies Holdings, Inc.	97	5,512
		39,362

Specialty Retail - 3.65%
Aaron’s, Inc.	371	20,205
The Children’s Place, Inc.	135	17,253
Express, Inc. (a)	1,639	18,127
Shoe Carnival, Inc.	311	11,973
Tailored Brands, Inc.	240	6,046
		73,604
Technology Hardware, Storage & Peripherals - 1.69%
HP, Inc.	1,053	27,136
Western Digital Corporation	120	7,025
		34,161
Textiles, Apparel & Luxury Goods - 0.92%
Deckers Outdoor Corporation (a)	156	18,498

Trading Companies & Distributors - 1.30%
Herc Holdings, Inc. (a)	137	7,014
WESCO International, Inc. (a)	311	19,111
		26,125
Total Long Common Stocks
(Cost $1,270,823)		1,317,126

SHORT TERM INVESTMENTS - 34.33%
First American Government Obligations Fund, Class X, 1.98% (b)(c)	345,903	345,903
First American Treasury Obligations Fund, Class X, 2.00% (b)	345,903	345,903
Total Short Term Investments
(Cost $691,806)		691,806

Total Investments
(Cost $1,962,629) - 99.69%		2,008,932
Other Assets In Excess Of Liabilities - 0.31%		6,252
Total Net Assets - 100.00%		$2,015,184

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of September 30, 2018.
(c)	All or a portion of this security has been committed as collateral for open swap contracts. The total value of assets committed as collateral as of September 30, 2018 is $120,518.

The cost basis of investments for federal income tax purposes at September 30, 2018 was as follows*:

Total Portfolio
Tax Cost(1)	$1,962,629

Gross unrealized appreciation	112,729
Gross unrealized depreciation	(66,426)
Net unrealized appreciation (depreciation)	$46,303

(1) Tax cost represents tax on investments.

* Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

MProved Systematic Long-Short Fund

SCHEDULE OF SWAP CONTRACTS (UNAUDITED)

September 30, 2018

Counterparty	Security	Maturity Date	Pay/ Receive Finance Rate	Financing Rate	Payment Frequency	Number of Shares/Units	Notional Amount(1)	Unrealized Appreciation (Depreciation)*
LONG EQUITY SWAP CONTRACTS
Deutsche Bank	1-800-FLOWERS.COM, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	368	$4,338	$204
Deutsche Bank	Accuray, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,093	4,914	600
Deutsche Bank	Acorda Therapeutics, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	144	2,826	(590)
Deutsche Bank	Aegion Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	179	4,539	56
Deutsche Bank	AGCO Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	74	4,494	(150)
Deutsche Bank	Alcoa Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	100	4,035	(983)
Deutsche Bank	Alliance Data Systems Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	19	4,483	(12)
Deutsche Bank	Allison Transmission Holdings, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	88	4,573	934
Deutsche Bank	Allscripts Healthcare Solutions, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	300	4,271	555
Deutsche Bank	Alphabet, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	4	4,824	482
Deutsche Bank	AMAG Pharmaceuticals, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	183	3,656	(191)
Deutsche Bank	AMC Entertainment Holdings, Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	165	3,380	808
Deutsche Bank	Ameresco, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	307	4,187	97
Deutsche Bank	American Axle & Manufacturing Holdings, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	250	4,356	508
Deutsche Bank	Amkor Technology, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	518	3,824	(822)
Deutsche Bank	AngioDynamics, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	193	4,193	755
Deutsche Bank	Anixter International, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	62	4,355	140
Deutsche Bank	Antero Resources Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	242	4,282	27
Deutsche Bank	ArcBest Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	90	4,365	25
Deutsche Bank	ARRIS International plc	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	170	4,414	61
Deutsche Bank	Arrow Electronics, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	57	4,198	(114)
Deutsche Bank	Belden, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	61	4,356	883
Deutsche Bank	Biogen, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	13	4,589	762
Deutsche Bank	BioScrip, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,433	4,439	501
Deutsche Bank	Booz Allen Hamilton Holding Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	85	4,215	667
Deutsche Bank	Builders FirstSource, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	282	4,134	(1,479)
Deutsche Bank	Cadence Design Systems, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	94	4,256	137
Deutsche Bank	CAI International, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	123	2,810	(393)
Deutsche Bank	Cambrex Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	65	4,443	1,160
Deutsche Bank	Camping World Holdings, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	164	3,493	105
Deutsche Bank	Carrols Restaurant Group, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	280	4,085	571
Deutsche Bank	The Cheesecake Factory, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	59	3,156	85
Deutsche Bank	The Chemours Company	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	100	3,940	(428)
Deutsche Bank	Chesapeake Energy Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,385	6,215	2,140
Deutsche Bank	Ciena Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	137	4,277	805
Deutsche Bank	Cirrus Logic, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	100	3,856	(521)
Deutsche Bank	Commercial Vehicle Group, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	438	4,008	(129)
Deutsche Bank	Computer Programs & Systems, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	162	4,345	(591)
Deutsche Bank	Cracker Barrel Old Country Store, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	29	4,262	(316)
Deutsche Bank	Dave & Buster’s Entertainment, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	76	5,041	1,868
Deutsche Bank	Dean Foods Company	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	583	4,134	(1,605)
Deutsche Bank	Dell Technologies, Inc., Class V	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	45	4,366	128
Deutsche Bank	Drive Shack, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	730	4,347	242
Deutsche Bank	DSW, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	134	4,537	978

Deutsche Bank	El Pollo Loco Holdings, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	335	4,201	365
Deutsche Bank	Electro Scientific Industries, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	195	3,400	121
Deutsche Bank	Emergent BioSolutions, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	72	4,736	385
Deutsche Bank	Endo International plc	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	183	3,078	1,028
Deutsche Bank	Endurance International Group	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	458	4,027	13
Deutsche Bank	EnerSys	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	53	4,614	785
Deutsche Bank	Entravision Communications, Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	866	4,239	(269)
Deutsche Bank	Exterran Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	162	4,294	76
Deutsche Bank	Extreme Networks, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	679	3,717	(370)
Deutsche Bank	First Data Corporation, Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	115	2,811	112
Deutsche Bank	Freeport-McMoRan, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	323	4,491	(1,020)
Deutsche Bank	Frontier Communications Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	673	4,364	751
Deutsche Bank	FTI Consulting, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	57	4,169	1,030
Deutsche Bank	GameStop Corporation, Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	224	3,417	155
Deutsche Bank	The Gap, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	145	4,179	(88)
Deutsche Bank	GNC Holdings, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,200	4,964	893
Deutsche Bank	Gogo, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	759	3,936	778
Deutsche Bank	Greif, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	79	4,235	(350)
Deutsche Bank	H&R Block, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	163	4,234	234
Deutsche Bank	Hanesbrands, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	247	4,548	(245)
Deutsche Bank	Hillenbrand, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	86	4,494	538
Deutsche Bank	Huntsman Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	144	3,917	(511)
Deutsche Bank	Ingredion, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	43	4,508	(881)
Deutsche Bank	Integer Holdings Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	55	4,559	1,526
Deutsche Bank	International Game Technology plc	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	215	4,242	(45)
Deutsche Bank	Kemet Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	164	3,039	(97)
Deutsche Bank	Kennametal, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	108	4,700	394
Deutsche Bank	The KeyW Holding Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	503	4,352	557
Deutsche Bank	Kraton Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	95	4,475	110
Deutsche Bank	Kronos Worldwide, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	220	3,570	(1,488)
Deutsche Bank	Lantheus Holdings, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	282	4,212	(24)
Deutsche Bank	LSC Communications, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	323	3,568	(959)
Deutsche Bank	M/I Homes, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	170	4,064	(333)
Deutsche Bank	Mammoth Energy Services, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	151	4,389	(632)
Deutsche Bank	ManpowerGroup, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	47	4,036	(330)
Deutsche Bank	Medtronic plc	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	46	4,521	539
Deutsche Bank	Meridian Bioscience, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	285	4,242	(20)
Deutsche Bank	Meritor, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	203	3,926	(429)
Deutsche Bank	Micron Technology, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	145	6,552	(349)
Deutsche Bank	Molson Coors Brewing Company, Class B	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	68	4,177	(673)
Deutsche Bank	Moog, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	56	4,810	443
Deutsche Bank	MSC Industrial Direct Company, Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	51	4,489	(124)
Deutsche Bank	National Cinemedia, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	487	5,154	1,170
Deutsche Bank	Nautilus, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	308	4,292	(134)
Deutsche Bank	Navistar International Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	103	3,962	274
Deutsche Bank	NCR Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	152	4,313	(777)
Deutsche Bank	Nektar Therapeutics	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	61	3,715	(498)
Deutsche Bank	Nuance Communications, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	267	4,621	600
Deutsche Bank	Owens Corning	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	78	4,227	(1,656)
Deutsche Bank	Park-Ohio Holdings Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	105	4,023	(304)
Deutsche Bank	Patrick Industries, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	67	3,962	(399)

Deutsche Bank	Patterson Companies, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	185	4,519	163
Deutsche Bank	PBF Energy, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	82	4,090	954
Deutsche Bank	Performance Food Group Company	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	133	4,425	289
Deutsche Bank	Pilgrim’s Pride Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	235	4,246	(1,150)
Deutsche Bank	Pitney Bowes, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	590	4,172	(1,715)
Deutsche Bank	Platform Specialty Products Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	332	4,137	653
Deutsche Bank	Prestige Consumer Healthcare, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	83	3,142	82
Deutsche Bank	Regal Beloit Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	53	4,381	252
Deutsche Bank	Regeneron Pharmaceuticals, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	11	4,441	973
Deutsche Bank	Renewable Energy Group, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	163	4,692	1,810
Deutsche Bank	RR Donnelley & Sons Company	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	779	4,201	(1,156)
Deutsche Bank	Snap-On, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	25	4,586	463
Deutsche Bank	Sonic Automotive, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	200	3,866	(25)
Deutsche Bank	Steelcase, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	509	9,435	1,916
Deutsche Bank	Steven Madden Ltd.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	76	4,017	311
Deutsche Bank	Suncoke Energy, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	390	4,527	(837)
Deutsche Bank	Synaptics, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	91	4,147	(336)
Deutsche Bank	Syneos Health, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	65	3,348	182
Deutsche Bank	Synopsys, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	43	4,237	544
Deutsche Bank	Tailored Brands, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	325	8,179	542
Deutsche Bank	Teekay Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	435	2,929	60
Deutsche Bank	Tenet Healthcare Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	133	3,782	161
Deutsche Bank	Tenneco, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	104	4,378	(289)
Deutsche Bank	Titan Machinery, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	244	3,774	(1,101)
Deutsche Bank	TiVo Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	316	3,930	(572)
Deutsche Bank	TransDigm Group, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	12	4,464	832
Deutsche Bank	TRI Pointe Group, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	306	3,790	(571)
Deutsche Bank	Unisys Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	230	4,689	1,636
Deutsche Bank	United Continental Holdings, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	50	4,450	992
Deutsche Bank	United Therapeutics Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	37	4,727	13
Deutsche Bank	Varex Imaging Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	140	4,007	(1,143)
Deutsche Bank	Verint Systems, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	91	4,555	729
Deutsche Bank	VMware, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	29	4,522	622
Deutsche Bank	W&T Offshore, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	596	5,742	1,796
Deutsche Bank	Western Digital Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	73	4,273	(1,285)
Deutsche Bank	Willdan Group, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	139	4,716	228
Deutsche Bank	XO Group, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	147	5,065	1,416
Deutsche Bank	Xperi Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	273	4,049	(1,152)
Deutsche Bank	YRC Worldwide, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	469	4,207	(271)
Deutsche Bank	Zimmer Biomet Holdings, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	36	4,729	559
SHORT EQUITY SWAP CONTRACTS
Deutsche Bank	2U, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(25)	(1,878)	238
Deutsche Bank	3D Systems Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(49)	(926)	(275)
Deutsche Bank	8X8, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(98)	(2,081)	(68)
Deutsche Bank	AAON, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(57)	(2,153)	(173)
Deutsche Bank	Abeona Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(54)	(691)	110
Deutsche Bank	Acacia Communications, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6)	(248)	(39)
Deutsche Bank	Acadia Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(18)	(373)	(85)
Deutsche Bank	Accelerate Diagnostics, Inc.	1/28/2019	Pay	-6.500% + 1 Month LIBOR USD	Monthly	(191)	(4,391)	(98)
Deutsche Bank	Achillion Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(73)	(268)	(69)
Deutsche Bank	Aclaris Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(234)	(3,394)	1,133

Deutsche Bank	Adamas Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(48)	(960)	198
Deutsche Bank	Adient plc	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(86)	(3,377)	990
Deutsche Bank	Aduro Biotech, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(37)	(272)	(2)
Deutsche Bank	Adverum Biotechnologies, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(30)	(181)	29
Deutsche Bank	AECOM	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(43)	(1,403)	128
Deutsche Bank	Aerie Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(37)	(2,276)	(52)
Deutsche Bank	Aerojet Rocketdyne Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(40)	(1,358)	47
Deutsche Bank	AeroVironment, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(26)	(2,915)	(1,070)
Deutsche Bank	Aircastle Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(68)	(1,489)	(94)
Deutsche Bank	AK Steel Holding Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(238)	(1,165)	(111)
Deutsche Bank	Akorn, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(14)	(182)	38
Deutsche Bank	Albireo Pharma, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(8)	(263)	8
Deutsche Bank	Alder Biopharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(303)	(5,042)	(659)
Deutsche Bank	Allegiant Travel Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(17)	(2,154)	131
Deutsche Bank	Allergan plc	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7)	(1,333)	(270)
Deutsche Bank	Alnylam Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2)	(175)	10
Deutsche Bank	Ambarella, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(28)	(1,082)	(26)
Deutsche Bank	American Public Education, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7)	(231)	64
Deutsche Bank	American Railcar Industries, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(31)	(1,428)	(86)
Deutsche Bank	AmerisourceBergen Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(16)	(1,475)	(156)
Deutsche Bank	Amicus Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(101)	(1,220)	269
Deutsche Bank	Anika Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6)	(253)	(46)
Deutsche Bank	Antares Pharma, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(63)	(212)	(44)
Deutsche Bank	Applied Optoelectronics, Inc.	1/28/2019	Pay	-11.710% + 1 Month LIBOR USD	Monthly	(26)	(644)	405
Deutsche Bank	Arbutus Biopharma Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(17)	(161)	(27)
Deutsche Bank	Archer-Daniels-Midland Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(28)	(1,407)	(226)
Deutsche Bank	Arista Networks, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(8)	(2,125)	(42)
Deutsche Bank	Armstrong Flooring, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(132)	(2,388)	(534)
Deutsche Bank	ArQule, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(28)	(158)	1
Deutsche Bank	Arrowhead Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(13)	(249)	(55)
Deutsche Bank	Ascena Retail Group, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(253)	(1,155)	(189)
Deutsche Bank	Ashland Global Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(17)	(1,425)	(74)
Deutsche Bank	Assembly Biosciences, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7)	(260)	33
Deutsche Bank	Astec Industries, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(46)	(2,317)	(67)
Deutsche Bank	At Home Group, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(65)	(2,048)	234
Deutsche Bank	Atara Biotherapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6)	(248)	(34)
Deutsche Bank	Audentes Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7)	(277)	(16)
Deutsche Bank	Avid Bioservices, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(439)	(3,010)	(475)
Deutsche Bank	AxoGen, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(57)	(2,099)	432
Deutsche Bank	Axon Enterprise, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(32)	(2,188)	(105)
Deutsche Bank	B&G Foods, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(84)	(2,327)	192
Deutsche Bank	Badger Meter, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(41)	(2,170)	(307)
Deutsche Bank	Baker Hughes, a GE Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(43)	(1,454)	(82)
Deutsche Bank	Balchem Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(21)	(2,352)	(395)
Deutsche Bank	Beacon Roofing Supply, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(186)	(6,724)	3,775
Deutsche Bank	Bellicum Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(31)	(191)	24
Deutsche Bank	Belmond Ltd., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(156)	(2,846)	(1,169)
Deutsche Bank	Big Lots, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(29)	(1,211)	199
Deutsche Bank	Biglari Holdings, Inc., Class B	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(14)	(2,537)	245
Deutsche Bank	Blackline, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(43)	(2,427)	(787)
Deutsche Bank	Blueprint Medicines Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3)	(234)	(35)

Deutsche Bank	The Boston Beer Company, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4)	(1,149)	(254)
Deutsche Bank	Box, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(92)	(2,198)	(227)
Deutsche Bank	Briggs & Stratton Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(113)	(2,187)	46
Deutsche Bank	Bristow Group, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(555)	(6,727)	152
Deutsche Bank	The Buckle, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(47)	(1,083)	(60)
Deutsche Bank	Bunge Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(22)	(1,511)	(78)
Deutsche Bank	Caesars Entertainment Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(692)	(7,087)	1,141
Deutsche Bank	CalAmp Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(296)	(7,087)	(394)
Deutsche Bank	Calavo Growers, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(34)	(3,282)	45
Deutsche Bank	California Resources Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6)	(291)	(49)
Deutsche Bank	Cara Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(11)	(263)	(45)
Deutsche Bank	Cardtronics plc, Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7)	(221)	15
Deutsche Bank	CareDx, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(8)	(231)	(124)
Deutsche Bank	CarMax, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(49)	(3,656)	71
Deutsche Bank	Carpenter Technology Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(24)	(1,414)	(172)
Deutsche Bank	Carriage Services, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(176)	(3,790)	478
Deutsche Bank	Cass Information Systems, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(20)	(1,301)	(97)
Deutsche Bank	Catalyst Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(78)	(295)	(55)
Deutsche Bank	The Cato Corporation, Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(106)	(2,226)	14
Deutsche Bank	Cavco Industries, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(9)	(2,276)	(389)
Deutsche Bank	CBIZ, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(58)	(1,374)	(355)
Deutsche Bank	Cellular Biomedicine Group, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(150)	(2,720)	479
Deutsche Bank	Century Aluminum Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(91)	(1,088)	399
Deutsche Bank	Cerus Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(335)	(2,414)	(215)
Deutsche Bank	CF Industries Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(27)	(1,469)	(320)
Deutsche Bank	Charter Communications, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4)	(1,303)	7
Deutsche Bank	ChemoCentryx, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(17)	(215)	(23)
Deutsche Bank	Cincinnati Bell, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(462)	(7,364)	(921)
Deutsche Bank	Circor International, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(51)	(2,421)	(512)
Deutsche Bank	Clean Energy Fuels Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(910)	(2,364)	593
Deutsche Bank	Clearwater Paper Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(38)	(1,128)	(77)
Deutsche Bank	Clearway Energy, Inc., Class C	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(70)	(1,347)	(82)
Deutsche Bank	Clovis Oncology, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(35)	(1,027)	626
Deutsche Bank	Coca-Cola Bottling Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(13)	(2,368)	(171)
Deutsche Bank	Codexis, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(15)	(257)	4
Deutsche Bank	Cognex Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(42)	(2,343)	(490)
Deutsche Bank	Coherus Biosciences, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(10)	(165)	(24)
Deutsche Bank	Collegium Pharmaceutical, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(13)	(191)	75
Deutsche Bank	Community Health Systems, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(229)	(792)	18
Deutsche Bank	Compass Minerals International, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(23)	(1,544)	(50)
Deutsche Bank	Concert Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(16)	(237)	44
Deutsche Bank	Conn’s, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(32)	(1,131)	(263)
Deutsche Bank	Cooper Tire & Rubber Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(42)	(1,188)	11
Deutsche Bank	Corcept Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(18)	(252)	9
Deutsche Bank	Corium International, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(116)	(1,102)	30
Deutsche Bank	Costamare, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(208)	(1,349)	(13)
Deutsche Bank	CoStar Group, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5)	(2,103)	(102)
Deutsche Bank	Coupa Software, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(31)	(2,451)	(1,414)
Deutsche Bank	Covanta Holding Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(80)	(1,300)	11
Deutsche Bank	Crocs, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(109)	(2,319)	(90)
Deutsche Bank	Cryoport, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(200)	(2,560)	546

Deutsche Bank	Cytokinetics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(32)	(315)	(73)
Deutsche Bank	Cytosorbents Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(174)	(2,243)	(233)
Deutsche Bank	Denbury Resources, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(166)	(1,029)	(157)
Deutsche Bank	Dermira, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(20)	(218)	(40)
Deutsche Bank	DexCom, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2)	(286)	4
Deutsche Bank	Diamond Offshore Drilling, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(152)	(3,038)	(303)
Deutsche Bank	Dicerna Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(13)	(198)	(31)
Deutsche Bank	Diebold Nixdorf, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(215)	(966)	813
Deutsche Bank	Digimarc Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(76)	(2,389)	(215)
Deutsche Bank	Dillards, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(15)	(1,146)	(200)
Deutsche Bank	Diplomat Pharmacy, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(111)	(2,153)	378
Deutsche Bank	Discovery, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(250)	(7,996)	(2,369)
Deutsche Bank	DistributionNOW, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(133)	(2,200)	(482)
Deutsche Bank	Dril-Quip, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(27)	(1,410)	(98)
Deutsche Bank	Duluth Holdings, Inc., Class B	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(41)	(1,289)	47
Deutsche Bank	e.l.f. Beauty, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(71)	(903)	274
Deutsche Bank	Earthstone Energy, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(127)	(1,190)	(28)
Deutsche Bank	Ecolab, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(15)	(2,350)	(213)
Deutsche Bank	Editas Medicine, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(8)	(254)	5
Deutsche Bank	Energous Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(30)	(303)	92
Deutsche Bank	Energy Fuels, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,113)	(3,648)	(289)
Deutsche Bank	Energy Recovery, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(109)	(975)	(104)
Deutsche Bank	Energy XXI Gulf Coast, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(111)	(927)	76
Deutsche Bank	Enphase Energy, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(111)	(538)	109
Deutsche Bank	Entercom Communications, Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(178)	(1,405)	(201)
Deutsche Bank	EPAM Systems, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(16)	(2,202)	(268)
Deutsche Bank	Epizyme, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(20)	(212)	40
Deutsche Bank	Eros International plc	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(169)	(2,035)	(239)
Deutsche Bank	Esperion Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(21)	(931)	(67)
Deutsche Bank	Essendant, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(175)	(2,266)	(172)
Deutsche Bank	Everbridge, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(37)	(2,131)	105
Deutsche Bank	Everi Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(303)	(2,777)	(409)
Deutsche Bank	Extraction Oil & Gas, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(468)	(5,279)	729
Deutsche Bank	Farmer Brothers Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(79)	(2,084)	352
Deutsche Bank	FARO Technologies, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(34)	(2,186)	(306)
Deutsche Bank	Fate Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(17)	(277)	(97)
Deutsche Bank	First Solar, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(69)	(3,338)	350
Deutsche Bank	Five Below, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(19)	(2,470)	(792)
Deutsche Bank	Five Prime Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(15)	(209)	33
Deutsche Bank	Flexion Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(147)	(2,748)	841
Deutsche Bank	Fluor Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(25)	(1,452)	(218)
Deutsche Bank	Ford Motor Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(148)	(1,368)	376
Deutsche Bank	Forrester Research, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(46)	(2,110)	(152)
Deutsche Bank	Forum Energy Technologies Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(120)	(1,241)	260
Deutsche Bank	Fossil Group, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(21)	(489)	(31)
Deutsche Bank	Fox Factory Holding Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(34)	(2,381)	(863)
Deutsche Bank	Frank’s International NV	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(415)	(3,600)	(812)
Deutsche Bank	Freshpet, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(61)	(2,237)	(608)
Deutsche Bank	Frontline Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(267)	(1,550)	(72)
Deutsche Bank	FutureFuel Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(95)	(1,760)	(514)
Deutsche Bank	Gartner, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(15)	(2,376)	(412)

Deutsche Bank	GasLog Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(83)	(1,638)	(245)
Deutsche Bank	GATX Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(17)	(1,471)	(287)
Deutsche Bank	General Electric Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(111)	(1,253)	424
Deutsche Bank	General Motors Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(39)	(1,312)	299
Deutsche Bank	Genmark Diagnostics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(325)	(2,387)	(226)
Deutsche Bank	Glaukos Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3)	(195)	6
Deutsche Bank	Global Blood Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5)	(190)	41
Deutsche Bank	Global Payments, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(18)	(2,292)	(46)
Deutsche Bank	GlycoMimetics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(68)	(978)	25
Deutsche Bank	Golar LNG Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(144)	(4,000)	202
Deutsche Bank	GoPro, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(501)	(3,605)	(407)
Deutsche Bank	Graham Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(83)	(2,337)	(215)
Deutsche Bank	Gray Television, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(83)	(1,452)	(275)
Deutsche Bank	Great Lakes Dredge & Dock Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(672)	(4,164)	(854)
Deutsche Bank	Green Plains, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(78)	(1,341)	55
Deutsche Bank	Greenbrier Companies, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(21)	(1,261)	(217)
Deutsche Bank	Griffon Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(380)	(6,132)	1,059
Deutsche Bank	Guess?, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(92)	(2,078)	(28)
Deutsche Bank	The Habit Restaurants, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(158)	(2,518)	(225)
Deutsche Bank	Halcon Resources Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(473)	(2,113)	33
Deutsche Bank	Halliburton Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(35)	(1,417)	187
Deutsche Bank	Harmonic, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(47)	(258)	(55)
Deutsche Bank	Hawaiian Electric Industries, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(40)	(1,423)	(29)
Deutsche Bank	Haynes International, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(96)	(3,405)	192
Deutsche Bank	Healthcare Services Group, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(94)	(3,815)	375
Deutsche Bank	HealthEquity, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(24)	(2,264)	(411)
Deutsche Bank	Hecla Mining Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(508)	(1,416)	479
Deutsche Bank	Helix Energy Solutions Group, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(148)	(1,462)	(510)
Deutsche Bank	Helmerich & Payne, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(21)	(1,443)	(53)
Deutsche Bank	Heron Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6)	(190)	5
Deutsche Bank	Hertz Global Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(56)	(914)	(17)
Deutsche Bank	Hewlett Packard Enterprise	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(85)	(1,395)	(5)
Deutsche Bank	Hibbett Sports, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(56)	(1,052)	180
Deutsche Bank	Highpoint Resources Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(47)	(229)	69
Deutsche Bank	Hortonworks, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(104)	(2,371)	(436)
Deutsche Bank	Houghton Mifflin Harcourt Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(364)	(2,546)	457
Deutsche Bank	Ichor Holdings, Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(46)	(939)	71
Deutsche Bank	Immersion Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(19)	(201)	47
Deutsche Bank	Immunogen, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(23)	(218)	9
Deutsche Bank	Immunomedics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(130)	(2,706)	(483)
Deutsche Bank	Impinj, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(233)	(5,780)	(1,274)
Deutsche Bank	Infinera Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(28)	(204)	52
Deutsche Bank	InnerWorkings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(291)	(2,303)	(54)
Deutsche Bank	Insys Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(86)	(866)	(91)
Deutsche Bank	Intellia Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(32)	(915)	(91)
Deutsche Bank	Intercept Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2)	(253)	(67)
Deutsche Bank	International Seaways, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(185)	(3,701)	8
Deutsche Bank	Intrepid Potash, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,071)	(3,842)	261
Deutsche Bank	Intrexon Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(74)	(1,273)	(202)
Deutsche Bank	IntriCon Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3)	(168)	10
Deutsche Bank	Invacare Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(80)	(1,163)	190

Deutsche Bank	Invitae Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(16)	(268)	(143)
Deutsche Bank	Iovance Biotherapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(13)	(146)	32
Deutsche Bank	Iridium Communications, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(399)	(8,974)	(4,523)
Deutsche Bank	iRobot Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(9)	(989)	(407)
Deutsche Bank	J.C. Penney Company, Inc.	1/28/2019	Pay	-16.500% + 1 Month LIBOR USD	Monthly	(734)	(1,226)	52
Deutsche Bank	Kadmon Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(305)	(1,018)	120
Deutsche Bank	KBR, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(68)	(1,441)	(45)
Deutsche Bank	Kinder Morgan, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(80)	(1,417)	(43)
Deutsche Bank	The Kraft Heinz Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(25)	(1,377)	289
Deutsche Bank	Kratos Defense & Security Solutions, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(674)	(9,956)	(2,685)
Deutsche Bank	La Jolla Pharmaceutical Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(140)	(2,815)	1,088
Deutsche Bank	Lands’ End, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(38)	(666)	396
Deutsche Bank	Lennar Corporation, Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(27)	(1,259)	440
Deutsche Bank	Lexicon Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(96)	(1,024)	(45)
Deutsche Bank	LGI Homes, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(121)	(5,735)	1,268
Deutsche Bank	Liberty Media Corporation - Liberty Braves, Class C	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(53)	(1,443)	(247)
Deutsche Bank	Liberty Media Corporation - Liberty Formula One, Class C	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(99)	(3,679)	(417)
Deutsche Bank	Liberty Media Corporation -Sirius XM, Class C	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(30)	(1,303)	(130)
Deutsche Bank	Liberty Media Corporation - Liberty TripAdvisor Holdings, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(16)	(237)	(89)
Deutsche Bank	Limoneira Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(45)	(1,174)	(174)
Deutsche Bank	Live Nation Entertainment, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(45)	(2,450)	(329)
Deutsche Bank	Lumber Liquidators Holdings	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(129)	(1,996)	987
Deutsche Bank	MACOM Technology Solutions Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(48)	(988)	18
Deutsche Bank	The Madison Square Garden Company, Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7)	(2,206)	(729)
Deutsche Bank	Magellan Health, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(113)	(8,134)	2,118
Deutsche Bank	Mallinckrodt plc	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(62)	(1,816)	(786)
Deutsche Bank	Marriott Vacations Worldwide Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(68)	(7,620)	328
Deutsche Bank	Marten Transport Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(103)	(2,166)	59
Deutsche Bank	Martin Marietta Materials, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7)	(1,273)	153
Deutsche Bank	Matador Resources Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(215)	(7,101)	(361)
Deutsche Bank	Match Group, Inc.	1/28/2019	Receive	-1.700% + 1 Month LIBOR USD	Monthly	(67)	(3,879)	(859)
Deutsche Bank	Mattel, Inc.	1/28/2019	Receive	-0.850% + 1 Month LIBOR USD	Monthly	(147)	(2,307)	11
Deutsche Bank	McDermott International, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(110)	(2,026)	145
Deutsche Bank	MDC Partners, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(53)	(220)	28
Deutsche Bank	The Medicines Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(114)	(3,407)	362
Deutsche Bank	MediciNova, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(18)	(225)	(69)
Deutsche Bank	Medifast, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1)	(222)	(48)
Deutsche Bank	The Meet Group, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(40)	(198)	(26)
Deutsche Bank	Meredith Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(158)	(8,059)	774
Deutsche Bank	Meritage Homes Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(33)	(1,315)	379
Deutsche Bank	Mesa Laboratories, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(11)	(2,040)	(32)
Deutsche Bank	MiMedx Group, Inc.	1/28/2019	Pay	-14.150% + 1 Month LIBOR USD	Monthly	(98)	(607)	(232)
Deutsche Bank	MINDBODY, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(33)	(1,341)	(128)
Deutsche Bank	Minerva Neurosciences, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(25)	(314)	(107)
Deutsche Bank	The Mosaic Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(46)	(1,493)	(258)
Deutsche Bank	MRC Global, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(112)	(2,101)	86
Deutsche Bank	Mueller Water Products, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(608)	(6,993)	154
Deutsche Bank	Multi-Color Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(139)	(8,646)	906
Deutsche Bank	Myers Industries, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(102)	(2,370)	(265)
Deutsche Bank	Nabors Industries Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,345)	(8,278)	1,641

Deutsche Bank	Nanostring Technologies, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(15)	(267)	(76)
Deutsche Bank	National Beverage Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(10)	(1,165)	(160)
Deutsche Bank	National Oilwell Varco, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(78)	(3,358)	(185)
Deutsche Bank	National Research Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(58)	(2,247)	(23)
Deutsche Bank	Natural Gas Services Group, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(64)	(1,349)	239
Deutsche Bank	NeoPhotonics Corporation	1/28/2019	Pay	-5.810% + 1 Month LIBOR USD	Monthly	(286)	(2,376)	(545)
Deutsche Bank	Nevro Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4)	(228)	2
Deutsche Bank	NN, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(184)	(2,868)	841
Deutsche Bank	Noble Corporation plc	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(239)	(1,679)	(684)
Deutsche Bank	Noodles & Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(239)	(2,890)	(16)
Deutsche Bank	Nordic American Tankers Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,534)	(3,204)	114
Deutsche Bank	Novavax, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(105)	(197)	(66)
Deutsche Bank	Nutanix, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(40)	(1,707)	479
Deutsche Bank	Nuvectra Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(9)	(198)	(1)
Deutsche Bank	Ocean Rig UDW, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6)	(208)	(44)
Deutsche Bank	Oceaneering International, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(131)	(3,613)	(377)
Deutsche Bank	Oil States International, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(42)	(1,393)	(152)
Deutsche Bank	Olin Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(46)	(1,180)	329
Deutsche Bank	Ollie’s Bargain Outlet Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(26)	(2,497)	(700)
Deutsche Bank	Omega Flex, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(26)	(1,855)	61
Deutsche Bank	OPKO Health, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(127)	(439)	(42)
Deutsche Bank	Ormat Technologies, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(27)	(1,460)	87
Deutsche Bank	Overstock.Com, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(24)	(664)	245
Deutsche Bank	P.H. Glatfelter Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(73)	(1,394)	26
Deutsche Bank	Pacific Biosciences of California, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(506)	(2,736)	(1,227)
Deutsche Bank	Palo Alto Networks, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(10)	(2,251)	(213)
Deutsche Bank	Pandora Media, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(103)	(979)	(353)
Deutsche Bank	Papa John’s International, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(27)	(1,384)	(153)
Deutsche Bank	Par Pacific Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(344)	(7,013)	(555)
Deutsche Bank	Paratek Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(795)	(7,705)	807
Deutsche Bank	Park Electrochemical Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(107)	(2,084)	9
Deutsche Bank	Party City Holdco, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(448)	(6,065)	715
Deutsche Bank	Pattern Energy Group, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(70)	(1,390)	(44)
Deutsche Bank	pdvWireless, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(116)	(3,930)	(560)
Deutsche Bank	PetMed Express, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(29)	(956)	231
Deutsche Bank	Photronics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(132)	(1,299)	(204)
Deutsche Bank	Pieris Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(42)	(235)	(6)
Deutsche Bank	Plug Power, Inc.	1/28/2019	Pay	-13.000% + 1 Month LIBOR USD	Monthly	(4,478)	(8,633)	(331)
Deutsche Bank	Portola Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(43)	(1,144)	161
Deutsche Bank	Powell Industries, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(36)	(1,305)	(167)
Deutsche Bank	PriceSmart, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(26)	(2,103)	(70)
Deutsche Bank	PROS Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(60)	(2,100)	(215)
Deutsche Bank	Prothena Corporation plc	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(13)	(170)	8
Deutsche Bank	Proto Labs, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(15)	(2,425)	(656)
Deutsche Bank	The Providence Service Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(34)	(2,286)	(56)
Deutsche Bank	PTC Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5)	(235)	(89)
Deutsche Bank	Puma Biotechnology, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5)	(229)	17
Deutsche Bank	QEP Resources, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(709)	(8,021)	(813)
Deutsche Bank	Quaker Chemical Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(13)	(2,627)	(619)
Deutsche Bank	Quinstreet, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(14)	(190)	0
Deutsche Bank	Radius Health, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(56)	(996)	378

Deutsche Bank	Rapid7, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(58)	(2,140)	(480)
Deutsche Bank	Rayonier Advanced Materials, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(68)	(1,252)	24
Deutsche Bank	RBC Bearings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(15)	(2,254)	(20)
Deutsche Bank	Reata Pharmaceuticals, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2)	(163)	(23)
Deutsche Bank	Red Lion Hotels Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(296)	(3,697)	(89)
Deutsche Bank	Red Robin Gourmet Burgers, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(25)	(1,003)	282
Deutsche Bank	REGENXBIO, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3)	(226)	(54)
Deutsche Bank	Regis Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(106)	(2,164)	(373)
Deutsche Bank	Repligen Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(26)	(1,441)	1
Deutsche Bank	Resolute Energy Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(34)	(1,285)	(221)
Deutsche Bank	REX American Resources Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(18)	(1,359)	(30)
Deutsche Bank	Rexnord Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(241)	(7,418)	(1,099)
Deutsche Bank	RH	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6)	(786)	(217)
Deutsche Bank	Rigel Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(709)	(2,274)	44
Deutsche Bank	Rocket Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7)	(172)	(20)
Deutsche Bank	Rollins, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(37)	(2,244)	(393)
Deutsche Bank	Rowan Companies plc, Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(99)	(1,863)	(622)
Deutsche Bank	Royal Gold, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(19)	(1,463)	240
Deutsche Bank	RPC, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(91)	(1,408)	36
Deutsche Bank	Saia, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(29)	(2,215)	9
Deutsche Bank	Sally Beauty Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(79)	(1,452)	(227)
Deutsche Bank	Sanderson Farms, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(11)	(1,136)	52
Deutsche Bank	Sangamo Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(13)	(220)	(32)
Deutsche Bank	Sanmina Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(46)	(1,269)	84
Deutsche Bank	Sarepta Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2)	(323)	(69)
Deutsche Bank	Schlumberger Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(23)	(1,400)	136
Deutsche Bank	Scorpio Bulkers, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(200)	(1,449)	32
Deutsche Bank	Scorpio Tankers, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(611)	(1,227)	182
Deutsche Bank	Seaworld Entertainment, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(41)	(1,288)	(712)
Deutsche Bank	Select Medical Holdings Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(73)	(1,342)	48
Deutsche Bank	SemGroup Corporation, Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(58)	(1,278)	105
Deutsche Bank	Senseonics Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(889)	(4,238)	(733)
Deutsche Bank	Service Corporation International	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(34)	(1,502)	(211)
Deutsche Bank	Shake Shack, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(65)	(4,093)	(718)
Deutsche Bank	Ship Finance International Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(99)	(1,375)	112
Deutsche Bank	Sientra, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(10)	(239)	(41)
Deutsche Bank	Signet Jewelers Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4)	(264)	(33)
Deutsche Bank	SiteOne Landscape Supply, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(25)	(1,882)	7
Deutsche Bank	Skechers U.S.A., Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(8)	(223)	(2)
Deutsche Bank	Skyline Champion Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7)	(200)	(9)
Deutsche Bank	Southwestern Energy Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(463)	(2,364)	(70)
Deutsche Bank	Spark Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4)	(218)	67
Deutsche Bank	Spectrum Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(9)	(151)	29
Deutsche Bank	Square, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(25)	(2,474)	(917)
Deutsche Bank	SRC Energy, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(737)	(6,547)	150
Deutsche Bank	Sun Hydraulics Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(45)	(2,463)	(262)
Deutsche Bank	Sunpower Corporation	1/28/2019	Pay	-21.000% + 1 Month LIBOR USD	Monthly	(480)	(3,527)	(352)
Deutsche Bank	Sunrun, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(262)	(3,257)	(297)
Deutsche Bank	Superior Industries International, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(67)	(1,142)	(257)
Deutsche Bank	Surgery Partners, Inc.	1/28/2019	Pay	-2.450% + 1 Month LIBOR USD	Monthly	(74)	(1,221)	(65)
Deutsche Bank	Synergy Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(552)	(938)	(9)

Deutsche Bank	Syros Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(17)	(202)	(1)
Deutsche Bank	Tahoe Resources, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,281)	(3,571)	362
Deutsche Bank	Talos Energy, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(33)	(1,082)	67
Deutsche Bank	Team, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(146)	(3,283)	(820)
Deutsche Bank	Teladoc Health, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(72)	(6,215)	(2,631)
Deutsche Bank	Tellurian, Inc.	1/28/2019	Pay	-6.810% + 1 Month LIBOR USD	Monthly	(282)	(2,534)	(118)
Deutsche Bank	Tempur Sealy International, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(22)	(1,163)	(185)
Deutsche Bank	Terraform Power, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(670)	(7,733)	(331)
Deutsche Bank	Tesaro, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(34)	(1,325)	85
Deutsche Bank	Tesla, Inc.	1/28/2019	Pay	-2.160% + 1 Month LIBOR USD	Monthly	(9)	(2,383)	238
Deutsche Bank	Tetra Technologies, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(310)	(1,397)	(113)
Deutsche Bank	Textainer Group Holdings Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(75)	(959)	345
Deutsche Bank	TG Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(20)	(112)	144
Deutsche Bank	TherapeuticsMD, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(686)	(4,497)	(288)
Deutsche Bank	Theravance Biopharma, Inc.	1/28/2019	Receive	-1.250% + 1 Month LIBOR USD	Monthly	(48)	(1,568)	(452)
Deutsche Bank	Tile Shop Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(330)	(2,358)	174
Deutsche Bank	TimkenSteel Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(254)	(3,774)	373
Deutsche Bank	Tootsie Roll Industries, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(43)	(1,257)	47
Deutsche Bank	The Trade Desk, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1)	(151)	(64)
Deutsche Bank	Transocean Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(124)	(1,729)	(336)
Deutsche Bank	Trecora Resources	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(266)	(3,721)	(33)
Deutsche Bank	Trex Company, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(26)	(2,000)	(341)
Deutsche Bank	Tribune Media Company, Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(38)	(1,459)	(74)
Deutsche Bank	TriMas Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(229)	(6,957)	(880)
Deutsche Bank	Triton International Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(37)	(1,230)	19
Deutsche Bank	Tronox Ltd., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(447)	(5,336)	2,528
Deutsche Bank	TTM Technologies	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(377)	(5,994)	(98)
Deutsche Bank	Tucows, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(21)	(1,170)	48
Deutsche Bank	Tutor Perini Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(70)	(1,315)	52
Deutsche Bank	Ubiquiti Networks, Inc.	1/28/2019	Pay	-10.000% + 1 Month LIBOR USD	Monthly	(13)	(1,289)	(186)
Deutsche Bank	Under Armour, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(58)	(1,230)	(368)
Deutsche Bank	Unifi, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(73)	(2,066)	218
Deutsche Bank	Universal Display Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(18)	(2,121)	(623)
Deutsche Bank	Universal Electronics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(62)	(2,438)	110
Deutsche Bank	Universal Stainless & Alloy Products, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(47)	(1,198)	198
Deutsche Bank	U.S. Concrete, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(26)	(1,191)	254
Deutsche Bank	USA Technologies, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(282)	(2,027)	2,010
Deutsche Bank	Verastem, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(19)	(138)	3
Deutsche Bank	Vericel Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(16)	(226)	(68)
Deutsche Bank	Veritiv Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5)	(182)	—
Deutsche Bank	Viad Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(23)	(1,362)	(100)
Deutsche Bank	ViaSat, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(36)	(2,300)	8
Deutsche Bank	Vicor Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4)	(184)	(31)
Deutsche Bank	ViewRay, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(376)	(3,517)	(529)
Deutsche Bank	Viking Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(29)	(505)	(209)
Deutsche Bank	Virtusa Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(39)	(2,093)	(177)
Deutsche Bank	Vishay Intertechnology, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(297)	(6,038)	1,338
Deutsche Bank	Voyager Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(8)	(151)	1
Deutsche Bank	VSE Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(37)	(1,225)	454
Deutsche Bank	Vulcan Materials Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(13)	(1,444)	148
Deutsche Bank	Wabash National Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(383)	(6,976)	1,078

Deutsche Bank	Wave Life Sciences Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5)	(250)	(71)
Deutsche Bank	Wayfair, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(16)	(2,362)	(1,367)
Deutsche Bank	Weatherford International plc	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(551)	(1,492)	(60)
Deutsche Bank	Werner Enterprises, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(33)	(1,169)	36
Deutsche Bank	WestRock Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(26)	(1,388)	195
Deutsche Bank	WEX, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7)	(1,405)	(309)
Deutsche Bank	Whiting Petroleum Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(123)	(6,520)	(1,894)
Deutsche Bank	Wildhorse Resource Development Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(57)	(1,347)	(146)
Deutsche Bank	William Lyon Homes, Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(131)	(2,080)	577
Deutsche Bank	Williams Companies, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(48)	(1,304)	87
Deutsche Bank	Williams-Sonoma, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(17)	(1,117)	(239)
Deutsche Bank	Willscot Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(203)	(3,479)	(371)
Deutsche Bank	WPX Energy, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(122)	(2,453)	(199)
Deutsche Bank	Wright Medical Group NV	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(240)	(6,960)	(771)
Deutsche Bank	Zafgen, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(23)	(269)	(45)
Deutsche Bank	Zagg, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(15)	(221)	13
Deutsche Bank	Zendesk, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(33)	(2,342)	(859)
Deutsche Bank	Ziopharm Oncology, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(361)	(1,154)	(121)
Deutsche Bank	Zogenix, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(10)	(496)	(52)
								$(12,568)

(1) Swaps unwound with zero units but a payable outstanding amounted to $52 as of September 30, 2018.

* Based on the net swap value held at each counterparty, net unrealized appreciation (depreciation) is a receivable (payable).

LIBOR - London Interbank Offered Rate

MProved Systematic Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2018

	Shares	Value
COMMON STOCKS - 0.46%
Pharmaceuticals - 0.46%
Akorn, Inc. (a)	759	$9,852

Total Common Stocks
(Cost $24,855)		9,852

SHORT TERM INVESTMENTS - 73.40%
First American Government Obligations Fund, Class X, 1.98% (b)(c)	778,218	778,218
First American Treasury Obligations Fund, Class X, 2.00% (b)	778,218	778,219
Total Short Term Investments
(Cost $1,556,437)		1,556,437

Total Investments
(Cost $1,581,292) - 73.86%		1,566,289
Other Assets In Excess Of Liabilities - 26.14%		554,212
Total Net Assets - 100.00%		$2,120,501

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	The rate quoted is the annualized seven-day effective yield as of September 30, 2018.
(c)	All or a portion of this security has been committed as collateral for open swap contracts. The total value of assets committed as collateral as of September 30, 2018 is $121,743.

The cost basis of investments for federal income tax purposes at September 30, 2018 was as follows*:

Total Portfolio
Tax Cost(1)	$1,581,292

Gross unrealized appreciation	241,911
Gross unrealized depreciation	(135,816)
Net unrealized appreciation	$106,095

(1)	Tax cost represents tax on investments.

* Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

MProved Systematic Merger Arbitrage Fund

SCHEDULE OF SWAP CONTRACTS (UNAUDITED)

September 30, 2018

Counterparty	Security	Maturity Date	Pay/ Receive Finance Rate	Financing Rate	Payment Frequency	Number of Shares/Units	Notional Amount	Unrealized Appreciation(Depreciation)*
LONG EQUITY SWAP CONTRACTS
Deutsche Bank	Aetna, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	844	$171,060	$18,749
Deutsche Bank	Andeavor	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,086	166,559	17,957
Deutsche Bank	Avista Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	165	8,334	(161)
Deutsche Bank	Bemis Company, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	678	32,918	(1,101)
Deutsche Bank		1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,686	162,582	364
Deutsche Bank	Com Hem Holding AB	2/11/2019	Receive	0.350% + 1 Month STIB SEK	Monthly	2,061	31,687	2,665
Deutsche Bank	Convergys Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,430	34,071	(1,732)
Deutsche Bank	Energen Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,010	173,056	20,065
Deutsche Bank	Engility Holdings, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	68	2,445	33
Deutsche Bank	Express Scripts Holding Company	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,790	169,935	30,996
Deutsche Bank	FCB Financial Holdings, Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	496	23,486	(2,062)
JPMorgan Securities	Gemalto NV	1/7/2019	Receive	0.300% + 1 Month EURIBOR	Monthly	1,840	107,401	948
Deutsche Bank	Gramercy Property Trust	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	5,585	153,106	(498)
Deutsche Bank	Guaranty Bancorp	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	169	5,014	(622)
Goldman Sachs	Integrated Device Technology, Inc.	12/20/2025	Pay	0.300% + 1 Month LIBOR USD	Monthly	82	3,854	(3)
Deutsche Bank	Integrated Device Technology, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,309	155,421	454
Deutsche Bank	Jardine Lloyd Thompson Group plc	2/4/2019	Pay	0.350% + 1 Month ICE LIBOR GBP	Monthly	1,712	42,363	420
Deutsche Bank	KapStone Paper and Packaging Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,996	101,795	(1,750)
Deutsche Bank	KMG Chemicals, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	51	3,851	(94)
Deutsche Bank	LaSalle Hotel Properties	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	658	22,739	(46)
Deutsche Bank	MB Financial, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,019	46,938	(3,939)
Deutsche Bank	Nevsun Resources Ltd.	2/4/2019	Pay	0.350% + 1 Month CDOR CAD	Monthly	8,358	37,159	(478)
Deutsche Bank	NEX Group plc	2/4/2019	Pay	0.350% + 1 Month ICE LIBOR GBP	Monthly	2,524	32,622	8
Deutsche Bank	Nexeo Solutions, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	976	11,949	423
Deutsche Bank	Oclaro, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	5,408	48,296	(5,554)
Deutsche Bank	Pandora Media, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	241	2,291	98
Deutsche Bank	Papeles y Cartones de Europa SA	3/7/2019	Receive	0.350% + 1 Month EURIBOR	Monthly	1,340	25,912	(370)
Deutsche Bank	Pinnacle Entertainment, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,713	124,977	5,511
Deutsche Bank	Pinnacle Foods, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,411	156,890	(357)
Deutsche Bank	Rockwell Collins, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,189	166,865	5,510
Deutsche Bank	SCANA Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,969	76,728	(17,309)
Deutsche Bank	Select Income REIT	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,573	34,496	1,482
Deutsche Bank	Shire plc	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	623	112,940	9,757
JPMorgan Securities	Sky plc	1/7/2019	Pay	0.300% + 1 Month ICE LIBOR GBP	Monthly	8,511	215,770	79,274
Deutsche Bank	Sprint Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	16,923	110,590	19,891
Deutsche Bank	State Bank Financial Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	219	6,603	(794)
Deutsche Bank	Stewart Information Services Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	759	34,131	880
Deutsche Bank	SUPERVALU, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,700	54,722	268
Deutsche Bank	Syntel, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	308	12,610	112
Deutsche Bank	USG Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,520	109,037	424
Deutsche Bank	Vectren Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,482	105,852	2,178
Deutsche Bank	Virgin Money Holdings plc	2/4/2019	Pay	0.350% + 1 Month ICE LIBOR GBP	Monthly	292	1,480	78

SHORT EQUITY SWAP CONTRACTS
Deutsche Bank	Amcor Limited	2/4/2019	Receive	-0.500% + 1 Month ASX AUD	Monthly	(3,377)	(33,955)	1,023
Deutsche Bank	Cabot Microelectronics Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(9)	(928)	91
Deutsche Bank	Cadence BanCorporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(250)	(6,525)	834
Deutsche Bank	Cigna Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(427)	(88,868)	(15,667)
Deutsche Bank	CME Group, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(107)	(18,200)	(805)
Deutsche Bank	Conagra Brands, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,541)	(52,307)	2,720
Deutsche Bank	CVS Health Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(688)	(54,122)	(3,841)
Deutsche Bank	CYBG plc	2/4/2019	Pay	-6.250% + 1 Month ICE LIBOR GBP	Monthly	(340)	1,453	(49)
Deutsche Bank	Diamondback Energy, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,276)	(172,390)	(19,811)
Deutsche Bank	Dominion Energy, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,037)	(72,826)	4,453
Deutsche Bank	Fifth Third Bancorp	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,460)	(40,994)	4,505
Deutsche Bank	Fidelity National Financial, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(423)	(16,632)	445
Deutsche Bank	Government Properties Income Trust	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,477)	(16,669)	342
Deutsche Bank	Independent Bank Group, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(76)	(5,035)	636
Deutsche Bank	Industrial Logistics Properties Trust	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(709)	(16,308)	(1,006)
Deutsche Bank	Lumentum Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(323)	(19,347)	3,971
Deutsche Bank	Marathon Petroleum Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,703)	(136,094)	(8,826)
Deutsche Bank	Pebblebrook Hotel Trust	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(449)	(16,489)	155
Deutsche Bank	Penn National Gaming, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,539)	(50,629)	(3,187)
Deutsche Bank	Science Applications International Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(27)	(2,175)	(16)
Deutsche Bank	Sirius XM Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(348)	(2,199)	20
Deutsche Bank	Sky plc	2/4/2019	Receive	-0.300% + 1 Month ICE LIBOR GBP	Monthly	(949)	21,415	(104)
Deutsche Bank	SYNNEX Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(134)	(11,340)	1,990
Deutsche Bank	Synovus Financial Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(525)	(24,035)	2,181
Deutsche Bank	Takeda Pharmaceutical Company Ltd.	6/10/2019	Pay	-0.300% + 1 Month ICE LIBOR JPY	Monthly	(1,407)	(56,412)	(4,924)
Deutsche Bank	Tele2 AB. Class B	2/11/2019	Pay	-0.300% + 1 Month STIB SEK	Monthly	(2,107)	(23,236)	(2,360)
Deutsche Bank	T-Mobile US, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,567)	(109,907)	(19,078)
Deutsche Bank	United Technologies Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(419)	(58,540)	(3,896)
Deutsche Bank	Univar, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(299)	(9,163)	(373)
								$121,098

(1) Swaps unwound with zero units but a payable outstanding amounted to $550 as of September 30, 2018.

* Based on the net swap value held at each counterparty, net unrealized appreciation (depreciation) is a receivable (payable).

ASX - ASX Australian Bank Bill Short Term Rate

CDOR - Canadian Bankers Acceptance Rate

EURIBOR - Euribor (Euro Interbank Offered Rate)

ICE LIBOR GBP - ICE British Pound LIBOR Rate

ICE LIBOR JPY - ICE Japanese Yen LIBOR Rate

LIBOR - London Interbank Offered Rate

STIB - Stockholm Interbank Offered Rate

MProved Systematic Multi-Strategy Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
September 30, 2018

	Shares	Value
LONG INVESTMENTS - 100.80%
Convertible Preferred Stocks - 7.56%
Machinery - 2.19%
Fortive Corporation	325	$350,613
5.80%, 7/21/2021, Series A
Multi-Utilities - 2.14%
CenterPoint Energy, Inc.	300	15,147
7.000%, 9/1/2021
Sempra Energy	3,250	327,730
6.000%, 1/15/2021
		342,877
Oil, Gas & Consumable Fuels - 3.23%
Hess Corporation	6,500	516,620
8.000%, 2/1/2019

Total Convertible Preferred Stocks
(Cost $1,128,926)		1,210,110

Preferred Stocks - 2.21%
Real Estate Investment Trusts (REITs) - 2.21%
Crown Castle International Corporation	325	352,950

Total Preferred Stocks
(Cost $346,566)		352,950

	Principal Amount
Convertible Bonds - 20.28%
Advanced Micro Devices, Inc.
2.125%, 9/1/2026	$145,000	$563,260
Akamai Technologies, Inc.
-%, 2/15/2019	325,000	323,162
Booking Holdings, Inc.
0.350%, 6/15/2020	325,000	494,032
LendingTree, Inc.
0.625%, 6/1/2022	325,000	413,695
Meritor, Inc.
3.250%, 10/15/2037	325,000	310,971
Microchip Technology, Inc.
2.250%, 2/15/2037	325,000	343,569
Ship Finance International Ltd.
5.750%, 10/15/2021	325,000	323,720
Wright Medical Group NV
2.250%, 11/15/2021	325,000	470,281
Total Convertible Bonds
(Cost $3,032,496)		3,242,690

Corporate Bonds - 5.05%
Ensco Jersey Finance Ltd.
3.000%, 1/31/2024	325,000	324,400
Transocean, Inc.
0.500%, 1/30/2023	325,000	482,629
Total Corporate Bonds
(Cost $765,050)		807,029

	Shares
Short Term Investments - 65.70%
First American Government Obligations Fund, Class X, 1.98% (a)(b)	5,252,233	5,252,233
First American Treasury Obligations Fund, Class X, 2.00% (a)(b)	5,252,233	5,252,233
Total Short Term Investments
(Cost $10,504,466)		10,504,466
Total Long Investments
(Cost $15,777,504) - 100.80%		16,117,245

SECURITIES SOLD SHORT (c) - (25.12)%
Short Common Stocks - (24.51)%
Energy Equipment & Services - (3.04)%
Ensco plc, Class A (d)	(14,513)	(122,490)
Transocean Ltd.	(26,025)	(363,049)
		(485,539)
Health Care Equipment & Supplies - (2.40)%
Wright Medical Group NV (d)	(13,237)	(384,138)

Internet & Direct Marketing Retail - (2.82)%
Booking Holdings, Inc.	(227)	(450,368)

IT Services - (0.33)%
Akamai Technologies, Inc.	(722)	(52,814)

Machinery - (2.07)%
Fortive Corporation	(2,717)	(228,771)
Meritor, Inc.	(5,300)	(102,608)
		(331,379)
Multi-Utilities - (1.39)%
CenterPoint Energy, Inc.	(360)	(9,954)
Sempra Energy	(1,860)	(211,575)
		(221,529)

Oil, Gas & Consumable Fuels - (4.04)%
Hess Corporation	(6,879)	(492,399)
Ship Finance International Ltd. (d)	(11,118)	(154,540)
		(646,939)
Real Estate Investment Trusts (REITs) - (1.52)%
Crown Castle International Corporation	(2,178)	(242,477)

Semiconductors & Semiconductor Equipment - (5.22)%
Advanced Micro Devices, Inc.	(17,473)	(539,741)
Microchip Technology, Inc.	(3,749)	(295,834)
		(835,575)
Thrifts & Mortgage Finance - (1.68)%
LendingTree, Inc.	(1,170)	(269,217)

Total Short Common Stocks
Proceeds $(3,621,714)		(3,919,975)

	Principal Amount
Short U.S. Government Notes - (0.61)%
United States Treasury Note
2.125%, 12/31/2022	(100,000)	(96,773)
Total Short U.S. Government Notes
Proceeds $(98,485)		(96,773)

Total Securities Sold Short
Proceeds $(3,720,199) - (25.12)%		(4,016,748)
Total Investments
(Cost $12,057,305) - 75.68%		12,100,497
Other Assets In Excess Of Liabilities - 24.32%		3,889,307
Net Assets - 100.00%		$15,989,804

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	The rate quoted is the annualized seven-day effective yield as of September 30, 2018.
(b)
All or a portion of the assets have been committed as collateral for open securities sold short, futures and swap contracts. The total value of asset commited as collateral as of September 30, 2018 is $6,617,748.

(c)	Securities sold short are not owned by the Fund and cannot produce income.
(d)	Foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2018 was as follows*:

Total Portfolio
Tax Cost(1)	$12,057,305

Gross unrealized appreciation	366,136
Gross unrealized depreciation	(323,333)
Net unrealized appreciation (depreciation)	$42,803

(1) Tax cost represents tax on investments.

* Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

MProved Systematic Multi-Strategy Fund
SCHEDULE OF SWAP CONTRACTS (UNAUDITED)
September 30, 2018

Counterparty	Security	Maturity Date	Pay/ Receive Finance Rate	Financing Rate	Payment Frequency	Number of Shares/Units	Notional Amount(1)	Unrealized Appreciation (Depreciation)*
LONG EQUITY SWAP CONTRACTS
Deutsche Bank	1-800-Flowers.Com, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,163	13,710	183
Deutsche Bank	Aaron’s, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,148	116,887	19,468
Deutsche Bank	Abbott Laboratories	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	128	9,382	855
Deutsche Bank	Accuray, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,453	15,525	1,906
Deutsche Bank	Acorda Therapeutics, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	386	7,576	(1,325)
Deutsche Bank	Acuity Brands, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	721	113,268	19,018
Deutsche Bank	Adobe Systems, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	41	11,057	113
Deutsche Bank	AECOM	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	441	14,398	(167)
Deutsche Bank	Aegion Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	566	14,352	533
Deutsche Bank	AES Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,138	43,895	5,552
Deutsche Bank	Aetna, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,216	651,935	64,000
Deutsche Bank	Affiliated Managers Group,Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	948	129,481	(8,322)
Deutsche Bank	AGCO Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	812	49,317	127
Deutsche Bank	Agnico Eagle Mines Ltd.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	5	171	(38)
Deutsche Bank	Akamai Technologies, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	480	35,098	(543)
Deutsche Bank	Akorn, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,278	16,549	(25,216)
Deutsche Bank	Alcoa Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	317	12,794	(700)
Deutsche Bank	Alexandria Real Estate Equities, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	466	59,003	(207)
Deutsche Bank	Align Technology, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	67	26,189	2,452
Deutsche Bank	Allegheny Technologies, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,024	30,232	1,660
Deutsche Bank	Alliance Data Systems Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	164	38,695	1,781
Deutsche Bank	Allison Transmission Holdings, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	261	13,565	3,125
Deutsche Bank	Allscripts Healthcare Solutions, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	8,423	119,913	(454)
Deutsche Bank	The Allstate Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	159	15,693	7
Deutsche Bank	AMAG Pharmaceuticals, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,266	25,291	(4,949)
Deutsche Bank	Amazon.com, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	142	284,322	11,492
Deutsche Bank	Ameresco, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	969	13,215	297
Deutsche Bank	American Axle & Manufacturing Holdings, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	790	13,766	1,926
Deutsche Bank	American Outdoor Brands Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,495	38,725	14,892
Deutsche Bank	American Tower Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,929	281,561	(4,616)
Deutsche Bank	American Water Works Company, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	35	3,076	(7)
Deutsche Bank	Amkor Technology, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	6,536	48,246	(8,940)
Deutsche Bank	Amphenol Corporation, Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,147	107,812	(130)
Deutsche Bank	Anadarko Petroleum Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,698	114,358	5,296
Deutsche Bank	Andeavor	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,319	662,403	57,292
Deutsche Bank	AngioDynamics, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	609	13,230	3,550

Deutsche Bank	Anixter International, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	195	13,695	(276)
Deutsche Bank	Antero Resources Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	765	13,535	94
Deutsche Bank	Anthem, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	216	59,182	837
Deutsche Bank	A.O. Smith Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,142	220,827	(21,870)
Deutsche Bank	Apartment Investment & Management Company, Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	16	705	30
Deutsche Bank	APN Outdoor Group Ltd.	2/4/2019	Pay	0.500% + 1 Month ASX AUD	Monthly	9,007	42,692	2,136
Deutsche Bank	Apple, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	132	29,774	766
Deutsche Bank	ArcBest Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	285	13,824	364
Deutsche Bank	Arch Capital Group Ltd.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	6,849	204,095	(1,112)
Deutsche Bank	Arch Coal, Inc. Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,230	109,856	(1,095)
Deutsche Bank	Archer-Daniels-Midland Company	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,295	65,077	701
Deutsche Bank	Arconic, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,873	41,188	2,726
Deutsche Bank	Armstrong World Industries	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	15	1,043	(6)
Deutsche Bank	Arris International plc	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	419	10,880	107
Deutsche Bank	Arrow Electronics, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	284	20,916	(381)
Deutsche Bank	ASGN, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	158	12,465	(60)
Deutsche Bank	Assurant, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	51	5,501	321
Deutsche Bank	Astec Industries, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,951	98,263	7,298
Deutsche Bank	Atmos Energy Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	16	1,501	31
Deutsche Bank	AutoNation, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	644	26,731	(1,980)
Deutsche Bank	AvalonBay Communities, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	18	3,285	396
Deutsche Bank	Avery Dennison Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	18	1,949	76
Deutsche Bank	Avista Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	659	33,287	(462)
Deutsche Bank	Bank of America Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	9,391	276,518	(17,090)
Deutsche Bank	The Bank of New York Mellon Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,204	163,208	(8,467)
Deutsche Bank	BankUnited, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	534	18,883	(2,678)
Deutsche Bank	BB&T Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	86	4,170	(300)
Deutsche Bank	BCE, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	5,878	238,306	(3,215)
Deutsche Bank	Belden, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	193	13,782	3,122
Deutsche Bank	Bemis Company	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,668	129,537	(4,330)
Deutsche Bank	Benchmark Electronics, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,590	83,909	(17,596)
Deutsche Bank	Berkshire Hathaway, Inc., Class B	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,128	241,314	28,208
Deutsche Bank	Biogen, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	43	15,178	398
Deutsche Bank	Bio-Rad Laboratories, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	63	19,704	1,032
Deutsche Bank	BioScrip, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,773	11,687	1,487
Deutsche Bank	Black Hills Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	909	52,751	(1,973)
Deutsche Bank	Black Knight, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,235	116,076	(1,954)
Deutsche Bank	Blackbaud, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	81	8,212	456
Deutsche Bank	Blackrock, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	53	24,957	14
Deutsche Bank	Booking Holdings, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	36	71,376	2,445
Deutsche Bank	Booz Allen Hamilton Holding Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	270	13,390	(575)
Deutsche Bank	Boston Properties, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	666	82,538	(1,780)
Deutsche Bank	Brinker International, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,161	100,915	8,063
Deutsche Bank	Brown & Brown, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	668	19,743	(578)
Deutsche Bank	Builders Firstsource, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,555	52,118	(20,010)

Deutsche Bank	BWX Technologies, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,640	102,475	2,145
Deutsche Bank	CA, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	14,308	631,096	1,184
Deutsche Bank	Cable One, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	56	49,469	866
Deutsche Bank	Cabot Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,683	105,475	(4,355)
Deutsche Bank	CACI International, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	119	21,908	125
Deutsche Bank	Cadence Design Systems, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,921	222,932	4,862
Deutsche Bank	Cambian Group plc	2/4/2019	Pay	0.350% + 1 Month ICE LIBOR GBP	Monthly	4,000	10,195	18
Deutsche Bank	Cambrex Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	206	14,081	3,885
Deutsche Bank	Campbell Soup Company	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	97	3,549	(326)
Deutsche Bank	Camping World Holdings, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	100	2,130	56
Deutsche Bank	Canadian National Railway Company	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	12	1,077	34
Deutsche Bank	Canadian Natural Resources Ltd.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	313	10,302	(259)
Deutsche Bank	Cantel Medical Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	274	25,200	(157)
Deutsche Bank	Carlisle Companies, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	8	974	(3)
Deutsche Bank	Carrols Restaurant Group, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	884	12,896	2,357
Deutsche Bank	Catalent, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	131	5,962	664
Deutsche Bank	Caterpillar, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	694	105,736	9,637
Deutsche Bank	CBRE Group Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,100	92,564	(2,876)
Deutsche Bank	CBS Corporation, Class B	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	129	7,446	468
Deutsche Bank	CDW Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	74	6,574	77
Deutsche Bank	Celanese Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,473	167,796	529
Deutsche Bank	Centene Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	335	48,491	815
Deutsche Bank	Cerner Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,660	106,847	798
Deutsche Bank	Check Point Software Technologies Ltd.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	744	87,464	1,516
Deutsche Bank	Chemed Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	335	106,923	1,088
Deutsche Bank	The Chemours Company	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	316	12,450	(1,490)
Deutsche Bank	Chesapeake Energy Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	5,320	23,872	8,227
Deutsche Bank	The Children’s Place, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	779	99,464	3,141
Deutsche Bank	Chipotle Mexican Grill, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	16	7,271	(182)
Deutsche Bank	Chubb Ltd.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	133	17,769	(298)
Deutsche Bank	Cincinnati Financial Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	40	3,091	397
Deutsche Bank	Cintas Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	276	54,571	(3,868)
Deutsche Bank	Cirrus Logic, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	537	20,708	(696)
Deutsche Bank	Cisco Systems, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,282	110,928	12,197
Deutsche Bank	Citrix Systems, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,558	173,058	800
Deutsche Bank	Clean Harbors, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	598	42,775	11,591
Deutsche Bank	CNX Resources Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,657	37,981	(4,129)
Deutsche Bank	The Coca-Cola Company	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	6,192	287,347	2,657
Deutsche Bank	Colgate-Palmolive Company	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	72	4,816	6
Deutsche Bank	Columbia Sportswear Company	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	135	12,535	313
Deutsche Bank	Com Hem Holding AB	2/11/2019	Receive	0.350% + 1 Month STIB SEK	Monthly	7,618	121,649	4,751
Deutsche Bank	Commerce Bancshares, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	130	8,582	(103)
Deutsche Bank	Commercial Vehicle Group, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,183	10,826	(327)
Deutsche Bank	Computer Programs & Systems, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	512	13,733	(1,229)
Deutsche Bank	Concho Resources, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	16	2,442	245

Deutsche Bank	Conduent, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,773	39,896	6,754
Deutsche Bank	ConocoPhillips	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,276	98,675	7,721
Deutsche Bank	Convergys Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	5,847	139,312	(6,318)
Deutsche Bank	Copart, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	589	30,318	(7,956)
Deutsche Bank	Core Laboratories NV	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	53	6,133	(491)
Deutsche Bank	CoStar Group, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	197	82,887	381
Deutsche Bank	Coty, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,817	35,351	3,716
Deutsche Bank	Cracker Barrel Old Country Store, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	92	13,523	(338)
Deutsche Bank	CubeSmart	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	90	2,593	(155)
Deutsche Bank	Cullen/Frost Bankers, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	175	18,277	(74)
Deutsche Bank	Dave & Buster’s Entertainment, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	239	15,853	5,360
Deutsche Bank	DaVita, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,673	119,724	1,563
Deutsche Bank	Dean Foods Company	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,843	13,069	(4,372)
Deutsche Bank	Deckers Outdoor Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	905	107,216	1,838
Deutsche Bank	Deere & Company	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	21	3,154	290
Deutsche Bank	Dell Technologies, Inc., Class V	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	144	13,972	492
Deutsche Bank	Delta Air Lines, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	72	4,160	88
Deutsche Bank	Denny’s Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	7,250	106,623	4,724
Deutsche Bank	Devon Energy Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,573	142,555	(14,563)
Deutsche Bank	Digital Realty Trust, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	970	109,045	(5,269)
Deutsche Bank	Dollar General Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	115	12,558	265
Deutsche Bank	Douglas Emmett, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,138	118,997	(2,265)
Deutsche Bank	Drive Shack, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,308	13,744	1,499
Deutsche Bank	DSW, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	422	14,286	2,644
Deutsche Bank	Duke Realty Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	102	2,891	(20)
Deutsche Bank	Dycom Industries, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	276	23,327	(811)
Deutsche Bank	Eagle Materials, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	145	12,354	(313)
Deutsche Bank	Eagle Pharmaceuticals, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,368	94,764	12,012
Deutsche Bank	East West Bancorp, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,565	154,711	(8,065)
Deutsche Bank	Eastman Chemical Company	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,128	203,878	(5,442)
Deutsche Bank	eBay, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	5,358	176,865	(1,121)
Deutsche Bank	Edison International	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,412	96,328	2,072
Deutsche Bank	El Pollo Loco Holdings, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,058	13,266	1,117
Deutsche Bank	Electro Scientific Industries, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	520	9,064	(1,856)
Deutsche Bank	Eli Lilly & Company	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	215	23,061	314
Deutsche Bank	Emergent BioSolutions, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	227	14,930	1,285
Deutsche Bank	Encompass Health Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,732	135,450	2,512
Deutsche Bank	Endurance International Group Holdings, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,446	12,714	979
Deutsche Bank	Energen Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	7,817	673,024	78,007
Deutsche Bank	Energy XXI Gulf Coast, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,488	20,779	(1,557)
Deutsche Bank	EnerSys	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	167	14,540	2,849
Deutsche Bank	Engility Holdings, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	268	9,636	132
Deutsche Bank	Entravision Communications Corporation, Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,735	13,389	321
Deutsche Bank	EOG Resources, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	40	5,101	330
Deutsche Bank	EQT Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	745	32,917	(3,481)

Deutsche Bank	Expeditors International of Washington, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	89	6,540	(15)
Deutsche Bank	Express, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	9,476	104,726	22,797
Deutsche Bank	Express Scripts Holding Company	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	6,934	658,286	121,770
Deutsche Bank	Exterran Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	512	13,570	(217)
Deutsche Bank	Extreme Networks, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,791	9,804	(974)
Deutsche Bank	F5 Networks, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	354	70,536	8,714
Deutsche Bank	Fair Isaac Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	97	22,166	(144)
Deutsche Bank	FCB Financial Holdings, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,441	68,232	(6,000)
Deutsche Bank	Federal Realty Investment Trust	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	45	5,686	48
Deutsche Bank	Fidelity National Information Services, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,083	226,981	5,253
Deutsche Bank	First American Financial Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,651	239,794	(7,141)
Deutsche Bank	First Connecticut Bancorp, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,302	38,435	(2,203)
Deutsche Bank	First Hawaiian, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	219	5,942	(333)
Deutsche Bank	First Industrial Realty Trust, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	625	19,606	(732)
Deutsche Bank	Five Below, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	112	14,557	1,382
Deutsche Bank	FNB Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,851	48,935	(2,708)
Deutsche Bank	Fortune Brands Home & Security, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	66	3,452	(32)
Deutsche Bank	Franklin Resources, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,859	87,517	978
Deutsche Bank	Freeport-McMoRan, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,019	14,169	(2,524)
Deutsche Bank	Fresh Del Monte Produce, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,473	83,704	(26,813)
Deutsche Bank	Frontier Communications Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	559	3,626	637
Deutsche Bank	FTI Consulting, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	193	14,117	4,498
Deutsche Bank	Gaming and Leisure Properties, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	881	31,026	126
Deutsche Bank	The Gap, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	457	13,171	(452)
Deutsche Bank	GCP Applied Technologies, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,625	43,099	(3,467)
Deutsche Bank	Gemalto NV	2/4/2019	Receive	0.350% + 1 Month EURIBOR	Monthly	2,573	150,116	923
JP Morgan Securities	Gemalto NV	1/7/2019	Receive	0.300% + 1 Month EURIBOR	Monthly	5,068	295,819	2,612
Deutsche Bank	Gentex Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	57	1,223	(11)
Deutsche Bank	Gentherm, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,215	100,576	521
Deutsche Bank	G-LII Apparel Group Ltd.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	68	3,274	257
Deutsche Bank	GNC Holdings, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,753	7,252	1,729
Deutsche Bank	Gogo, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	320	1,660	327
Deutsche Bank	Gramercy Property Trust	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	22,734	623,240	(1,243)
Deutsche Bank	Grand Canyon Education, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	69	7,776	99
Deutsche Bank	Graphic Packaging Holding Company	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,743	24,526	(1,265)
Deutsche Bank	Green Bancorp, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	100	2,208	(242)
Deutsche Bank	Greif, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	250	13,403	820
Deutsche Bank	Groupon, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	25,874	97,433	(22,988)
Deutsche Bank	Guaranty Bancorp	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	703	20,858	(2,013)
Deutsche Bank	H&R Block, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	516	13,404	492
Deutsche Bank	The Hain Celestial Group, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	341	9,239	(497)
Deutsche Bank	Hanesbrands, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	781	14,380	41
Deutsche Bank	The Hartford Financial Services Group, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	589	30,150	815
Deutsche Bank	HD Supply Holdings, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	340	14,545	142
Deutsche Bank	HEICO Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	10	925	196

Deutsche Bank	Herc Holdings, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	793	40,557	(6,396)
Deutsche Bank	Hess Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	591	42,267	3,907
Deutsche Bank	Highwoods Properties, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,445	68,223	(2,137)
Deutsche Bank	Hillenbrand, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	270	14,109	1,980
Deutsche Bank	Hill-Rom Holdings, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,382	224,686	880
Deutsche Bank	The Howard Hughes Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	855	106,135	(1,331)
Deutsche Bank	Hudson Pacific Properties, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	308	10,068	(76)
Deutsche Bank	Huntington Ingalls Industries, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	8	2,047	76
Deutsche Bank	Huntsman Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	455	12,376	(2,284)
Deutsche Bank	Hyatt Hotels Corporation, Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,406	111,820	3,236
Deutsche Bank	IBERIABANK Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	11	878	(18)
Deutsche Bank	IDEX Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	450	67,732	(389)
Deutsche Bank	IHS Markit Ltd.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,515	189,575	(3,037)
Deutsche Bank	Ingredion, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	92	9,705	288
Deutsche Bank	Integer Holdings Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	688	57,025	10,539
Deutsche Bank	Integra LifeSciences Holdings Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	173	11,386	1,265
Deutsche Bank	Integrated Device Technology, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	12,832	602,707	1,760
Goldman Sachs	Integrated Device Technology, Inc.	12/10/2025	Pay	0.300% + 1 Month LIBOR USD	Monthly	319	14,992	(12)
Deutsche Bank	Interactive Brokers Group, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	63	3,481	(317)
Deutsche Bank	International Game Technology plc	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	679	13,397	(202)
Deutsche Bank	The Interpublic Group of Companies, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	56	1,280	76
Deutsche Bank	ITT, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	55	3,374	670
Deutsche Bank	Jardine Lloyd Thompson Group plc	2/4/2019	Pay	0.350% + 1 Month ICE LIBOR GBP	Monthly	6,650	164,554	1,632
Deutsche Bank	Jazz Pharmaceuticals plc	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	24	4,021	151
Deutsche Bank	J.B. Hunt Transport Services, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	521	61,929	(252)
Deutsche Bank	Jetblue Airways Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,660	70,790	157
Deutsche Bank	Jones Lang LaSalle, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	21	3,028	(100)
Deutsche Bank	JPMorgan Chase & Company	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,426	273,486	(2,856)
Deutsche Bank	Kapstone Paper and Packaging Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	8,128	276,165	(4,747)
Deutsche Bank	KAR Auction Services, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,619	96,623	(977)
Deutsche Bank	KB Home	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	134	3,201	(129)
Deutsche Bank	KEMET Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	431	7,988	275
Deutsche Bank	Kennametal, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	223	9,706	1,329
Deutsche Bank	The KeyW Holding Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,567	30,865	4,138
Deutsche Bank	Kilroy Realty Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,959	212,143	(2,723)
Deutsche Bank	KLA-Tencor Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	944	95,921	(2,167)
Deutsche Bank	KMG Chemicals, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	203	15,330	(373)
Deutsche Bank	Kohl’s Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	493	36,722	3,743
Deutsche Bank	Korn/Ferry International	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	656	32,327	(9,641)
Deutsche Bank	The Kraft Heinz Company	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	305	16,804	(235)
Deutsche Bank	Kraton Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	299	14,085	265
Deutsche Bank	Kronos Worldwide, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	696	11,294	(5,583)
Deutsche Bank	L3 Technologies, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	215	45,674	549
Deutsche Bank	Landstar System, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	69	8,414	(130)
Deutsche Bank	Lantheus Holdings, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	891	13,307	(380)

Deutsche Bank	Laredo Petroleum, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	18,440	150,506	(5,295)
Deutsche Bank	Las Vegas Sands Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	981	58,173	(1,841)
Deutsche Bank	LaSalle Hotel Properties	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,564	88,608	(178)
Deutsche Bank	Lear Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	88	12,759	(215)
Deutsche Bank	Leidos Holdings, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,826	126,182	1,855
Deutsche Bank	Lennox International, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	29	6,328	178
Deutsche Bank	Littelfuse, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	650	128,556	(7,728)
Deutsche Bank	LKQ Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,858	58,800	(2,267)
Deutsche Bank	Loews Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	539	27,048	(4)
Deutsche Bank	LSC Communications, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	844	9,324	(1,987)
Deutsche Bank	M/I Homes, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	537	12,837	(1,008)
Deutsche Bank	Macy’s, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	969	33,617	(3,942)
Deutsche Bank	The Madison Square Garden Company, Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	124	39,070	1,559
Deutsche Bank	Mammoth Energy Services, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	402	11,687	(1,670)
Deutsche Bank	ManpowerGroup, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	241	20,700	(658)
Deutsche Bank	Manulife Financial Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	728	13,004	(47)
Deutsche Bank	Marsh & McLennan Companies, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	55	4,545	(51)
Deutsche Bank	Martin Marietta Materials, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	48	8,732	(268)
Deutsche Bank	MB Financial, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,065	141,183	(11,857)
Deutsche Bank	MEDNAX, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	41	1,911	158
Deutsche Bank	Medtronic plc	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	145	14,252	1,586
Deutsche Bank	Mellanox Technologies Ltd.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	23	1,688	(67)
Deutsche Bank	MercadoLibre, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	6	2,041	(46)
Deutsche Bank	Meridian Bioscience, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	900	13,398	351
Deutsche Bank	Meritor, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	642	12,415	(1,955)
Deutsche Bank	MGM Resorts International	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,975	110,824	(13,301)
Deutsche Bank	Microchip Technology, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	405	31,931	(1,292)
Deutsche Bank	Micron Technology, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,258	56,841	(4,052)
Deutsche Bank	Mid-America Apartment Communities, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	6	601	(3)
Deutsche Bank	The Middleby Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	31	4,007	879
Deutsche Bank	Molson Coors Brewing Company, Class B	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	213	13,087	(712)
Deutsche Bank	Moog Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	177	15,203	1,331
Deutsche Bank	Mylan NV	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	204	7,464	(285)
Deutsche Bank	Nasdaq, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,408	120,729	(5,659)
Deutsche Bank	National CineMedia, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,538	16,275	3,715
Deutsche Bank	National Oilwell Varco, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,312	56,504	(104)
Deutsche Bank	Nautilus, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	973	13,560	(484)
Deutsche Bank	Navigant Consulting, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,533	104,428	(6,504)
Deutsche Bank	NCI Building Systems, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,409	36,458	(3,423)
Deutsche Bank	NCR Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	481	13,650	(2,788)
Deutsche Bank	Nektar Therapeutics	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	150	9,134	(1,116)
Deutsche Bank	Nevsun Resources Ltd.	2/4/2019	Pay	0.350% + 1 Month CDOR CAD	Monthly	32,411	144,096	(1,854)
Deutsche Bank	New Relic, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	372	35,024	(2,407)
Deutsche Bank	Newell Brands, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	5,993	121,516	(26,730)
Deutsche Bank	News Corporation, Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	658	8,735	(2,082)

Deutsche Bank	NEX Group plc	2/4/2019	Pay	0.350% + 1 Month ICE LIBOR GBP	Monthly	10,230	131,876	(1,103)
Deutsche Bank	Nexeo Solutions, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,791	46,414	1,641
Deutsche Bank	Nielsen Holdings plc	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	312	8,623	1,568
Deutsche Bank	Noble Energy, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	90	2,804	39
Deutsche Bank	Nordstrom, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	896	53,534	(4,644)
Deutsche Bank	Northrop Grumman Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	14	4,439	349
Deutsche Bank	Norwegian Cruise Line Holdings Ltd.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	43	2,467	333
Deutsche Bank	NRG Energy, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,162	43,420	2,602
Deutsche Bank	Nuance Communications, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	10,012	173,253	11,647
Deutsche Bank	NVIDIA Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	303	85,149	4,307
Deutsche Bank	NVIDIA Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	20	5,616	726
Deutsche Bank	NVR, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	17	41,991	(1,552)
Deutsche Bank	Oasis Petroleum, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,080	43,640	7,918
Deutsche Bank	Oclaro, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	16,074	143,549	(16,441)
Deutsche Bank	OGE Energy Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	243	8,824	176
Deutsche Bank	ON Semiconductor Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	169	3,111	(650)
Deutsche Bank	Owens Corning	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	391	21,198	(2,576)
Deutsche Bank	Owens-Illinois, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	5,291	99,315	(8,527)
Deutsche Bank	PacWest Bancorp	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	53	2,523	(170)
Deutsche Bank	Papeles y Cartones de Europa SA	3/7/2019	Receive	0.350% + 1 Month EURIBOR	Monthly	4,008	77,503	(1,107)
Deutsche Bank	Park-Ohio Holdings Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	332	12,718	(1,703)
Deutsche Bank	Patrick Industries, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	212	12,537	(1,263)
Deutsche Bank	Patterson Companies, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,585	112,007	11,020
Deutsche Bank	Paychex, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	53	3,900	32
Deutsche Bank	Paycom Software, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	30	4,660	1,621
Deutsche Bank	PayPal Holdings, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,007	176,244	(4,291)
Deutsche Bank	PBF Energy, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	258	12,869	4,414
Deutsche Bank	Peabody Energy Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	27	962	(167)
Deutsche Bank	PepsiCo, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,559	285,898	(2,573)
Deutsche Bank	Performance Food Group Company	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	419	13,939	(214)
Deutsche Bank	Perrigo Company plc	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	424	30,002	(1,270)
Deutsche Bank	Pilgrim’s Pride Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	741	13,391	(1,415)
Deutsche Bank	Pinnacle Entertainment, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	14,809	498,457	19,138
Deutsche Bank	Pinnacle Foods, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	9,720	632,504	(3,954)
Deutsche Bank	Pinnacle West Capital Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	947	74,912	(228)
Deutsche Bank	Pioneer Natural Resources Company	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	93	16,200	81
Deutsche Bank	Pitney Bowes, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,863	13,171	(6,500)
Deutsche Bank	Platform Specialty Products Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,047	13,047	3,239
Deutsche Bank	Plexus Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,471	85,983	(3,480)
Deutsche Bank	Polaris Industries, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	6	605	(40)
Deutsche Bank	Potbelly Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	8,175	100,454	(5,374)
Deutsche Bank	PRA Health Sciences, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	39	4,294	335
Deutsche Bank	Praxair, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	128	20,558	294
Deutsche Bank	Proofpoint, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	346	36,755	(2,287)
Deutsche Bank	Prudential Financial, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	44	4,454	136

Deutsche Bank	Public Storage	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	609	122,688	(3,473)
Deutsche Bank	QIAGEN NV	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	120	4,542	83
Deutsche Bank	Quad Graphics, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,123	85,832	(9,641)
Deutsche Bank	QUALCOMM, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	217	15,626	(295)
Deutsche Bank	Qualys, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	55	4,896	198
Deutsche Bank	Quest Diagnostics, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,113	120,007	57
Deutsche Bank	Radian Group, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	27	558	(6)
Deutsche Bank	Range Resources Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	144	2,444	7
Deutsche Bank	Rayonier, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	416	14,051	(331)
Deutsche Bank	Red Hat, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	290	39,489	(2,023)
Deutsche Bank	Regal Beloit Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	167	13,758	1,338
Deutsche Bank	Regeneron Pharmaceuticals, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	34	13,726	1,319
Deutsche Bank	Regis Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	6,423	131,097	621
Deutsche Bank	Reliance Steel & Aluminum Company	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	193	16,456	(61)
Deutsche Bank	Renewable Energy Group, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,567	131,453	51,538
Deutsche Bank	Republic Services, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,687	123,148	(3,058)
Deutsche Bank	ResMed, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	15	1,729	122
Deutsche Bank	Robert Half International, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	985	69,256	(1,944)
Deutsche Bank	Rockwell Collins, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,620	648,368	17,515
Deutsche Bank	Royal Gold, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	170	13,105	154
Deutsche Bank	RR Donnelley & Sons Company	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,460	13,267	(4,014)
Deutsche Bank	Ryder System, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	42	3,066	205
Deutsche Bank	SCANA Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	7,400	288,378	(49,968)
Deutsche Bank	Seagate Technology plc	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	38	1,821	(205)
Deutsche Bank	Sealed Air Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,756	110,539	(9,275)
Deutsche Bank	SEI Investments Company	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	652	39,800	1,321
Deutsche Bank	Select Income REIT	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	6,114	134,079	5,753
Deutsche Bank	Sensata Technologies Holding plc	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	757	37,499	(827)
Deutsche Bank	Shire plc - ADR	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,538	460,093	33,942
Deutsche Bank	Shoe Carnival, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,670	64,254	21,165
Deutsche Bank	Shopify, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	3	493	78
Deutsche Bank	Signature Bank	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	91	10,440	(69)
Deutsche Bank	Silgan Holdings, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,536	42,660	269
Deutsche Bank	Silicon Laboratories, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	83	7,612	(320)
JP Morgan Securities	Sky plc	1/7/2019	Pay	0.300% + 1 Month ICE LIBOR GBP	Monthly	23,974	607,785	223,300
Deutsche Bank	Snap-On, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	100	18,346	3,834
Deutsche Bank	Sonic Automotive, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	632	12,218	598
Deutsche Bank	Sonic Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,983	129,182	22,950
Deutsche Bank	Spectrum Brands Holdings, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,087	81,132	(11,269)
Deutsche Bank	Spirit AeroSystems Holdings, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	4	367	25
Deutsche Bank	Spirit Airlines, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	11	516	80
Deutsche Bank	Sprint Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	51,678	337,716	60,747
Deutsche Bank	Sprouts Farmers Market, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,078	111,687	15,393
Deutsche Bank	SS&C Technologies Holdings, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	280	15,904	624
Deutsche Bank	State Bank Financial Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	658	19,838	(2,388)

Deutsche Bank	Steel Dynamics, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	764	34,659	(470)
Deutsche Bank	Steelcase, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,609	29,827	6,413
Deutsche Bank	Sterling Bancorp	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	463	10,176	39
Deutsche Bank	Steven Madden Ltd.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	240	12,686	2,225
Deutsche Bank	Stewart Information Services Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,259	101,583	2,614
Deutsche Bank	STORE Capital Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	161	4,524	(30)
Deutsche Bank	Stryker Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	355	63,186	3,683
Deutsche Bank	SunCoke Energy, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,927	57,195	(1,699)
Deutsche Bank	SUPERVALU, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,863	156,537	766
Deutsche Bank	Synaptics, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	289	13,171	(760)
Deutsche Bank	Syneos Health, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	186	9,580	563
Deutsche Bank	Synopsys, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	210	20,694	1,232
Deutsche Bank	Syntel, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	884	36,192	322
Deutsche Bank	T. Rowe Price Group, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	284	30,976	(1,879)
Deutsche Bank	Tailored Brands, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,124	53,462	9,566
Deutsche Bank	Target Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	467	41,160	1,191
Deutsche Bank	TE Connectivity Ltd.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,717	238,830	(4,342)
Deutsche Bank	TEGNA, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	13,001	156,266	14,244
Deutsche Bank	Tenet Healthcare Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	422	11,996	(3,007)
Deutsche Bank	Tenneco, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	329	13,850	(1,065)
Deutsche Bank	Teradata Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	194	7,308	(408)
Deutsche Bank	Texas Capital Bancshares, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	35	2,890	(205)
Deutsche Bank	Thor Industries, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	45	3,762	(433)
Deutsche Bank	Titan Machinery, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	770	11,910	(1,817)
Deutsche Bank	TiVo Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	999	12,424	(1,573)
Deutsche Bank	Toll Brothers, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,062	35,043	(1,724)
Deutsche Bank	Total System Services, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	18	1,778	151
Deutsche Bank	TransCanada Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	691	28,246	(839)
Deutsche Bank	TransDigm Group, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	39	14,509	3,775
Deutsche Bank	TransUnion	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	767	56,392	(596)
Deutsche Bank	TreeHouse Foods, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,979	94,607	2,226
Deutsche Bank	TRI Pointe Group, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	967	11,978	(1,834)
Deutsche Bank	Twilio, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	54	4,657	2,289
Deutsche Bank	Tyler Technologies, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	17	4,162	310
Deutsche Bank	UBS Group AG - Reg	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,959	46,499	(2,474)
Deutsche Bank	Ulta Beauty, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	76	21,426	189
Deutsche Bank	The Ultimate Software Group, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	53	17,072	24
Deutsche Bank	Unisys Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	728	14,842	4,731
Deutsche Bank	United Continental Holdings, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	118	10,503	45
Deutsche Bank	United Parcel Service, Inc., Class B	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,448	285,720	73
Deutsche Bank	United States Steel Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,274	38,788	(6,243)
Deutsche Bank	United Therapeutics Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	84	10,732	835
Deutsche Bank	UnitedHealth Group, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,078	286,687	1,654
Deutsche Bank	USG Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	7,538	326,171	1,279
Deutsche Bank	Vail Resorts, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	364	99,837	(3,762)

Deutsche Bank	Valero Energy Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	200	22,728	(278)
Deutsche Bank	Varex Imaging Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	443	12,681	(3,737)
Deutsche Bank	Vectren Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	6,166	440,403	6,747
Deutsche Bank	Ventas, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	254	14,011	313
Deutsche Bank	Verint Systems, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	287	14,367	2,082
Deutsche Bank	Vertex Pharmaceuticals, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	107	20,602	1,709
Deutsche Bank	Viacom, Inc., Class B	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	681	22,972	3,708
Deutsche Bank	ViaSat, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	264	16,865	(1,527)
Deutsche Bank	Virgin Money Holdings UK plc	2/4/2019	Pay	0.350% + 1 Month ICE LIBOR GBP	Monthly	1,202	6,035	135
Deutsche Bank	Visteon Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	994	92,227	(28,199)
Deutsche Bank	VMware, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	128	19,957	493
Deutsche Bank	W&T Offshore, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,580	15,221	4,739
Deutsche Bank	WABCO Holdings, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	22	2,564	48
Deutsche Bank	Wabtec Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	32	3,353	(155)
Deutsche Bank	Walgreens Boots Alliance, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,608	117,121	10,224
Deutsche Bank	Waste Connections, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	43	3,429	9
Deutsche Bank	Waters Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	580	112,812	911
Deutsche Bank	Watsco, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	479	85,232	4,153
Deutsche Bank	Webster Financial Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,457	85,815	(7,612)
Deutsche Bank	Wells Fargo & Company	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,403	126,224	(6,092)
Deutsche Bank	WESCO International, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,800	110,506	(572)
Deutsche Bank	Western Digital Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	613	35,952	(4,554)
Deutsche Bank	Westlake Chemical Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	627	52,058	(7,058)
Deutsche Bank	Weyerhaeuser Company	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	933	30,095	(836)
Deutsche Bank	Wheaton Precious Metals Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,430	24,996	(4,838)
Deutsche Bank	Whirlpool Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	676	80,234	(3,125)
Deutsche Bank	Willdan Group, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	438	14,861	730
Deutsche Bank	Williams-Sonoma, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	225	14,774	853
Deutsche Bank	Willis Towers Watson plc	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,008	142,574	(5,576)
Deutsche Bank	Wintrust Financial Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	60	5,091	(184)
Deutsche Bank	Wix.com Ltd.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	14	1,674	229
Deutsche Bank	Worldpay, Inc., Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	344	34,810	6,620
Deutsche Bank	WPX Energy, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,510	30,355	3,053
Deutsche Bank	WR Grace & Company	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	27	1,928	61
Deutsche Bank	WW Grainger, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	275	98,195	973
Deutsche Bank	Wyndham Destinations, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	554	23,997	(1,362)
Deutsche Bank	Xcerra Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,964	70,774	3,650
Deutsche Bank	XO Group, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	465	16,024	5,955
Deutsche Bank	Xperi Corporation	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	863	12,798	(5,451)
Deutsche Bank	XPO Logistics, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	417	47,569	5,490
Deutsche Bank	Yelp, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	80	3,933	801
Deutsche Bank	YRC Worldwide, Inc.	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,482	13,295	(638)
Deutsche Bank	Zebra Technologies Corporation, Class A	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	407	71,916	15,414
Deutsche Bank	Zions Bancorp NA	1/28/2019	Pay	0.300% + 1 Month LIBOR USD	Monthly	41	2,056	(11)

SHORT EQUITY SWAP CONTRACTS
Deutsche Bank	2U, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(150)	(11,270)	297
Deutsche Bank	3D Systems Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(572)	(10,805)	(3,339)
Deutsche Bank	8X8, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(582)	(12,359)	(405)
Deutsche Bank	AAON, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(339)	(12,805)	(661)
Deutsche Bank	Abeona Therapeutics Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(623)	(7,968)	1,222
Deutsche Bank	ABIOMED, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(9)	(4,046)	(618)
Deutsche Bank	Acacia Communications, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(70)	(2,894)	(544)
Deutsche Bank	ACADIA Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(207)	(4,295)	(1,014)
Deutsche Bank	Accelerate Diagnostics, Inc.	1/28/2019	Receive	-6.500% + 1 Month LIBOR USD	Monthly	(1,679)	(38,599)	294
Deutsche Bank	Achillion Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(844)	(3,104)	(813)
Deutsche Bank	Aclaris Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,894)	(27,476)	5,888
Deutsche Bank	Activision Blizzard, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(88)	(7,316)	(1,016)
Deutsche Bank	Adamas Pharmaceuticals Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(550)	(11,001)	2,371
Deutsche Bank	Adient plc	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(840)	(32,989)	8,912
Deutsche Bank	Aduro Biotech, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(428)	(3,143)	(18)
Deutsche Bank	Adverum Biotechnologies, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(349)	(2,110)	308
Deutsche Bank	Aerie Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(221)	(13,593)	(446)
Deutsche Bank	Aerojet Rocketdyne Holdings	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(461)	(15,657)	579
Deutsche Bank	Aerovironment, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(155)	(17,378)	(6,292)
Deutsche Bank	Agilent Technologies, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(122)	(8,600)	(442)
Deutsche Bank	Agios Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3)	(231)	18
Deutsche Bank	Aircastle Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(789)	(17,275)	(1,114)
Deutsche Bank	AK Steel Holding Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,747)	(13,451)	(1,252)
Deutsche Bank	Albemarle Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(167)	(16,704)	(433)
Deutsche Bank	Albireo Pharma Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(89)	(2,931)	80
Deutsche Bank	Alder Biopharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,508)	(58,370)	(7,421)
Deutsche Bank	Alexion Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(119)	(16,539)	(1,137)
Deutsche Bank	Allegiant Travel Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(99)	(12,543)	762
Deutsche Bank	Allegion plc	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(19)	(1,720)	(57)
Deutsche Bank	Allergan plc	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(61)	(11,608)	(64)
Deutsche Bank	Alliant Energy Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(151)	(6,423)	202
Deutsche Bank	Alnylam Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(127)	(11,103)	650
Deutsche Bank	Alphabet, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(68)	(82,141)	246
Deutsche Bank	Altria Group, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(127)	(7,755)	(20)
Deutsche Bank	Ambarella, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(328)	(12,678)	(366)
Deutsche Bank	AMC Entertainment Holdings, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4)	(82)	(5)
Deutsche Bank	Amcor Ltd.	2/4/2019	Receive	-0.500% + 1 Month ASX AUD	Monthly	(13,292)	(133,631)	4,019
Deutsche Bank	Amdocs Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,790)	(118,482)	(56)
Deutsche Bank	Amedisys, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(31)	(3,871)	(396)
Deutsche Bank	American Eagle Outfitters, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(115)	(2,854)	(522)
Deutsche Bank	American Express Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(440)	(46,821)	(503)
Deutsche Bank	American Financial Group, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(39)	(4,325)	(109)
Deutsche Bank	American Public Education	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(80)	(2,642)	716
Deutsche Bank	American Railcar Industries, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(354)	(16,308)	(524)
Deutsche Bank	AmerisourceBergen Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(183)	(16,864)	(1,002)

Deutsche Bank	Amgen, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,160)	(240,449)	2,673
Deutsche Bank	Amicus Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,170)	(14,133)	2,983
Deutsche Bank	Analog Devices, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,844)	(170,432)	4,766
Deutsche Bank	Anika Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(69)	(2,909)	(476)
Deutsche Bank	Annaly Capital Management, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(430)	(4,429)	82
Deutsche Bank	Antares Pharma, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(733)	(2,461)	(593)
Deutsche Bank	AON plc	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,053)	(161,826)	(2,993)
Deutsche Bank	Applied Optoelectronics, Inc.	1/28/2019	Pay	-3.500% + 1 Month LIBOR USD	Monthly	(297)	(7,330)	4,518
Deutsche Bank	AptarGroup, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(595)	(64,061)	(4,914)
Deutsche Bank	Aramark	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,346)	(143,865)	(1,306)
Deutsche Bank	Arbutus Biopharma Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(200)	(1,889)	(236)
Deutsche Bank	Ares Capital Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(954)	(16,389)	139
Deutsche Bank	Arista Networks, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(46)	(12,221)	(133)
Deutsche Bank	Armstrong Flooring, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(787)	(14,236)	(2,629)
Deutsche Bank	ArQule, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(326)	(1,844)	10
Deutsche Bank	Arrowhead Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(145)	(2,778)	(622)
Deutsche Bank	Arthur J. Gallagher & Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,304)	(171,385)	(3,310)
Deutsche Bank	Ascena Retail Group, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,928)	(13,373)	(2,228)
Deutsche Bank	Ashland Global Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(209)	(17,514)	(124)
Deutsche Bank	Aspen Technology, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(194)	(22,082)	128
Deutsche Bank	Assembly Biosciences, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(79)	(2,932)	357
Deutsche Bank	Associated Banc-Corp	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(720)	(18,715)	683
Deutsche Bank	Assured Guaranty Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,104)	(46,590)	(2,746)
Deutsche Bank	At Home Group, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(385)	(12,129)	766
Deutsche Bank	Atara Biotherapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(66)	(2,727)	(344)
Deutsche Bank	Athene Holding Ltd., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,357)	(121,677)	(4,295)
Deutsche Bank	Atlassian Corporation plc, Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(260)	(24,982)	(5,748)
Deutsche Bank	Audentes Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(76)	(3,007)	(252)
Deutsche Bank	Autodesk, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(121)	(18,877)	(2,385)
Deutsche Bank	Autoliv, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(507)	(43,915)	(177)
Deutsche Bank	Automatic Data Processing, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(858)	(129,244)	91
Deutsche Bank	Avid Bioservices, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,328)	(22,816)	(3,700)
Deutsche Bank	Axalta Coating Systems Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(60)	(1,749)	14
Deutsche Bank	AxoGen, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(339)	(12,481)	2,321
Deutsche Bank	Axon Enterprise, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(192)	(13,134)	(7,404)
Deutsche Bank	B&G Foods, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(976)	(27,043)	2,153
Deutsche Bank	Badger Meter, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(243)	(12,859)	(1,691)
Deutsche Bank	Baker Hughes, a GE Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(500)	(16,903)	(527)
Deutsche Bank	Balchem Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(123)	(13,780)	(4,357)
Deutsche Bank	Ball Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(542)	(23,825)	(294)
Deutsche Bank	Bank of Montreal	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,563)	(128,898)	(1,454)
Deutsche Bank	The Bank of Nova Scotia	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(835)	(49,759)	(1,051)
Deutsche Bank	Bausch Health Companies, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,471)	(37,736)	(4,122)
Deutsche Bank	Baxter International, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,620)	(124,795)	(1,780)
Deutsche Bank	Beacon Roofing Supply, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,469)	(53,119)	6,990

Deutsche Bank	Beazer Homes USA, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,009)	(31,565)	8,769
Deutsche Bank	Bellicum Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(362)	(2,228)	277
Deutsche Bank	Belmond Ltd., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(931)	(16,982)	(5,805)
Deutsche Bank	Big Lots, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(338)	(14,114)	291
Deutsche Bank	Biglari Holdings Inc., Class B	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(81)	(14,678)	1,665
Deutsche Bank	BioMarin Pharmaceutical, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(136)	(13,175)	162
Deutsche Bank	Bio-Techne Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(481)	(98,117)	(15,527)
Deutsche Bank	Blackline, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(254)	(14,337)	(5,095)
Deutsche Bank	Blackstone Mortgage Trust, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5,661)	(193,031)	28
Deutsche Bank	bluebird bio, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2)	(292)	62
Deutsche Bank	Blueprint Medicines Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(26)	(2,028)	(348)
Deutsche Bank	The Boston Beer Company, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(38)	(10,918)	(1,854)
Deutsche Bank	Bottomline Technologies, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(73)	(5,304)	(529)
Deutsche Bank	Box, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(795)	(18,996)	(2,242)
Deutsche Bank	Briggs & Stratton Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(673)	(13,026)	541
Deutsche Bank	Bright Horizons Family Solutions, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(116)	(13,666)	75
Deutsche Bank	Brighthouse Financial, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(351)	(15,519)	257
Deutsche Bank	The Brink’s Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(170)	(11,849)	278
Deutsche Bank	Bristow Group, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6,414)	(77,742)	2,624
Deutsche Bank	Broadcom, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(150)	(36,988)	(865)
Deutsche Bank	Broadridge Financial Solutions, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(53)	(7,014)	(4)
Deutsche Bank	Brookfield Asset Management, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(73)	(3,250)	6
Deutsche Bank	Brown-Forman Corporation, Class B	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,006)	(50,839)	(274)
Deutsche Bank	The Buckle, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(547)	(12,599)	(166)
Deutsche Bank	Bunge Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,018)	(69,899)	(5,477)
Deutsche Bank	Cabot Microelectronics Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(38)	(3,917)	385
Deutsche Bank	Cadence Bancorp	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(528)	(13,780)	1,497
Deutsche Bank	Caesars Entertainment Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7,996)	(81,893)	7,259
Deutsche Bank	CAI International, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(11)	(251)	21
Deutsche Bank	CalAmp Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,419)	(81,862)	(4,603)
Deutsche Bank	Calavo Growers, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(264)	(25,484)	(151)
Deutsche Bank	California Resources Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(65)	(3,153)	(586)
Deutsche Bank	Canadian Imperial Bank of Commerce	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7)	(663)	(11)
Deutsche Bank	Cara Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(128)	(3,064)	(844)
Deutsche Bank	Cardtronics plc, Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(86)	(2,719)	182
Deutsche Bank	CareDx, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(94)	(2,711)	(1,423)
Deutsche Bank	CareTech Holdings plc	2/4/2019	Pay	-0.300% + 1 Month ICE LIBOR GBP	Monthly	(748)	(3,686)	40
Deutsche Bank	Cargurus, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(676)	(37,624)	(7,355)
Deutsche Bank	CarMax, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(291)	(21,713)	438
Deutsche Bank	Carnival Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(691)	(44,029)	2,129
Deutsche Bank	Carpenter Technology Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(279)	(16,436)	(1,112)
Deutsche Bank	Carriage Services, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,676)	(79,151)	10,419
Deutsche Bank	Carter’s, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(143)	(14,095)	(351)
Deutsche Bank	Casey’s General Stores, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,058)	(136,540)	(1,542)
Deutsche Bank	Cass Information Systems, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(227)	(14,772)	(674)

Deutsche Bank	Catalyst Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(900)	(3,400)	(667)
Deutsche Bank	The Cato Corporation, Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(634)	(13,316)	1,634
Deutsche Bank	Cavco Industries, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(55)	(13,909)	(5,171)
Deutsche Bank	CBIZ, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(671)	(15,893)	(3,278)
Deutsche Bank	CBOE Global Markets, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(168)	(16,110)	1,249
Deutsche Bank	Cellular Biomedicine Group, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,153)	(20,909)	3,544
Deutsche Bank	CenterPoint Energy, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(444)	(12,267)	441
Deutsche Bank	Century Aluminum Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,051)	(12,568)	3,936
Deutsche Bank	Cerus Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,992)	(14,356)	(5,955)
Deutsche Bank	CF Industries Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,523)	(82,861)	(14,123)
Deutsche Bank	Charles River Laboratories International, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(81)	(10,890)	(211)
Deutsche Bank	Charter Communications, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(490)	(159,570)	(9,670)
Deutsche Bank	The Cheesecake Factory, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7)	(375)	(5)
Deutsche Bank	ChemoCentryx, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(192)	(2,425)	(303)
Deutsche Bank	Ciena Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,709)	(53,354)	(5,861)
Deutsche Bank	Cigna Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,609)	(542,995)	(58,741)
Deutsche Bank	Cincinnati Bell, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5,346)	(85,216)	(14,140)
Deutsche Bank	Cinemark Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(117)	(4,700)	(548)
Deutsche Bank	CIRCOR International, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(301)	(14,287)	(176)
Deutsche Bank	Citizens Financial Group, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(740)	(28,520)	1,480
Deutsche Bank	Clean Energy Fuels Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5,911)	(15,356)	2,007
Deutsche Bank	Clearwater Paper Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(438)	(13,000)	(1,634)
Deutsche Bank	Clearway Energy, Inc., Class C	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(814)	(15,659)	(851)
Deutsche Bank	The Clorox Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(45)	(6,763)	14
Deutsche Bank	Clovis Oncology, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(404)	(11,854)	5,126
Deutsche Bank	CME Group, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(443)	(75,334)	(2,951)
Deutsche Bank	Coca-Cola Bottling Company Consolidated	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(79)	(14,390)	(1,077)
Deutsche Bank	Coca-Cola European Partners plc	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,724)	(78,323)	621
Deutsche Bank	Codexis, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(179)	(3,068)	51
Deutsche Bank	Cognex Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(336)	(18,743)	(2,137)
Deutsche Bank	Coherent, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(21)	(3,613)	(8)
Deutsche Bank	Coherus Biosciences, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(121)	(1,995)	(267)
Deutsche Bank	Cohu, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,023)	(25,722)	(2,201)
Deutsche Bank	Collegium Pharmaceutical, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(150)	(2,209)	821
Deutsche Bank	Comerica, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(19)	(1,711)	87
Deutsche Bank	CommScope Holding Company, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(401)	(12,323)	3,106
Deutsche Bank	Community Health Systems, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(13,039)	(45,086)	(5,522)
Deutsche Bank	Compass Minerals International, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(264)	(17,728)	(518)
Deutsche Bank	Conagra Brands, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,137)	(72,577)	4,938
Deutsche Bank	Concert Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(186)	(2,758)	484
Deutsche Bank	Conn’s, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(370)	(13,072)	(2,522)
Deutsche Bank	Consolidated Edison, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,238)	(94,250)	4,106
Deutsche Bank	Constellation Brands, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(16)	(3,450)	10
Deutsche Bank	Continental Resources, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(73)	(4,981)	(348)
Deutsche Bank	The Cooper Companies, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(415)	(114,998)	(717)

Deutsche Bank	Cooper Tire & Rubber Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(487)	(13,772)	312
Deutsche Bank	Copa Holdings, S.A, Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6)	(479)	4
Deutsche Bank	Corcept Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(203)	(2,844)	39
Deutsche Bank	CoreSite Realty Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(15)	(1,682)	(51)
Deutsche Bank	Corium International, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,339)	(12,724)	348
Deutsche Bank	Costamare, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,401)	(15,571)	258
Deutsche Bank	Coupa Software, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(220)	(17,392)	(3,719)
Deutsche Bank	Covanta Holding Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(923)	(14,994)	293
Deutsche Bank	Crane Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(9)	(885)	(6)
Deutsche Bank	Credicorp Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(339)	(75,605)	1,177
Deutsche Bank	Credit Acceptance Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(185)	(80,991)	(10,792)
Deutsche Bank	Crocs, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(651)	(13,850)	(546)
Deutsche Bank	CryoPort, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,288)	(16,485)	3,370
Deutsche Bank	Curtiss-Wright Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(398)	(54,654)	(1,712)
Deutsche Bank	CVS Health Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,680)	(289,497)	(30,191)
Deutsche Bank	CYBG plc	2/4/2019	Pay	-7.500% + 1 Month ICE LIBOR GBP	Monthly	(1,382)	(5,855)	(21)
Deutsche Bank	CyrusOne, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(672)	(42,882)	3,119
Deutsche Bank	Cytokinetics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(365)	(3,593)	(912)
Deutsche Bank	CytoSorbents Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,035)	(13,343)	(1,436)
Deutsche Bank	Delek U.S. Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(118)	(5,002)	1,047
Deutsche Bank	Delphi Technologies plc	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(136)	(4,260)	2,201
Deutsche Bank	Denbury Resources, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(8,623)	(53,429)	(8,100)
Deutsche Bank	Dermira, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(233)	(2,538)	(474)
Deutsche Bank	DexCom, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(43)	(6,147)	(888)
Deutsche Bank	Diamond Offshore Drilling, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,753)	(35,037)	(3,366)
Deutsche Bank	Diamondback Energy, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,918)	(664,395)	(76,222)
Deutsche Bank	Dicerna Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(152)	(2,318)	(355)
Deutsche Bank	Diebold Nixdorf, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,486)	(11,172)	8,732
Deutsche Bank	Digimarc Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(453)	(14,237)	(1,167)
Deutsche Bank	Dillards Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(179)	(13,659)	(720)
Deutsche Bank	Diplomat Pharmacy, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(660)	(12,800)	875
Deutsche Bank	Discover Financial Services	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,454)	(263,863)	(790)
Deutsche Bank	Discovery, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,891)	(92,461)	(24,066)
Deutsche Bank	Dollar Tree, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(296)	(24,119)	2,624
Deutsche Bank	Dominion Energy, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,897)	(273,686)	4,890
Deutsche Bank	Domtar Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,292)	(67,356)	1,643
Deutsche Bank	Dover Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(316)	(27,955)	(566)
Deutsche Bank	DowDuPont, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(54)	(3,470)	184
Deutsche Bank	Dril-Quip, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(309)	(16,134)	(1,076)
Deutsche Bank	DTE Energy Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(31)	(3,384)	—
Deutsche Bank	Duluth Holdings, Inc., Class B	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(472)	(14,838)	114
Deutsche Bank	Earthstone Energy, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,111)	(10,414)	(232)
Deutsche Bank	Ecolab, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(89)	(13,980)	(603)
Deutsche Bank	Edgewell Personal Care Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(124)	(5,730)	456
Deutsche Bank	Editas Medicine, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(95)	(3,021)	25

Deutsche Bank	Edwards Lifesciences Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,694)	(294,819)	(39,016)
Deutsche Bank	e.l.f. Beauty, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(816)	(10,378)	2,880
Deutsche Bank	Ellie Mae, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(394)	(37,331)	(27)
Deutsche Bank	Endo International plc	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(30)	(505)	5
Deutsche Bank	Energous Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(348)	(3,519)	830
Deutsche Bank	Energy Fuels, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(8,850)	(29,008)	(2,265)
Deutsche Bank	Energy Recovery, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,257)	(11,243)	(1,090)
Deutsche Bank	Enphase Energy, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,282)	(6,212)	1,185
Deutsche Bank	Entegris, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(25)	(723)	61
Deutsche Bank	Entercom Communications Corporation, Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,057)	(16,240)	(2,011)
Deutsche Bank	Entergy Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(757)	(61,368)	1,909
Deutsche Bank	EPAM Systems, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(547)	(75,271)	(2,438)
Deutsche Bank	Epizyme, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(236)	(2,499)	471
Deutsche Bank	Equifax, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(14)	(1,827)	83
Deutsche Bank	Equity LifeStyle Properties, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(91)	(8,820)	(32)
Deutsche Bank	Eros International plc	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,949)	(23,469)	(1,926)
Deutsche Bank	Esperion Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(243)	(10,774)	(593)
Deutsche Bank	Essendant, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,043)	(13,524)	(3,246)
Deutsche Bank	Essent Group Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(190)	(8,401)	180
Deutsche Bank	The Estee Lauder Companies, Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(71)	(10,333)	(97)
Deutsche Bank	Euronet Worldwide, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(283)	(28,342)	(1,215)
Deutsche Bank	Everbridge, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(220)	(12,671)	581
Deutsche Bank	Evercore, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(496)	(49,837)	2,073
Deutsche Bank	Everest Re Group Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(800)	(182,675)	(1,285)
Deutsche Bank	Everi Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7,869)	(72,118)	(17,434)
Deutsche Bank	Exact Sciences Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(50)	(3,944)	(1,682)
Deutsche Bank	Extraction Oil & Gas, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,054)	(45,732)	5,000
Deutsche Bank	Exxon Mobil Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(111)	(9,430)	(309)
Deutsche Bank	Factset Research Systems, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(181)	(40,478)	1,796
Deutsche Bank	Farmer Brothers Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(470)	(12,398)	1,731
Deutsche Bank	FARO Technologies, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(204)	(13,119)	(1,838)
Deutsche Bank	Fastenal Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(217)	(12,581)	288
Deutsche Bank	Fate Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(197)	(3,208)	(1,216)
Deutsche Bank	Federated Investors, Inc., Class B	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(83)	(2,001)	(36)
Deutsche Bank	FedEx Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(11)	(2,689)	130
Deutsche Bank	Fiat Chrysler Automobiles NV	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(424)	(7,418)	1,359
Deutsche Bank	FibroGen, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(23)	(1,396)	54
Deutsche Bank	Fidelity National Financial, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(559)	(21,980)	520
Deutsche Bank	Fifth Third Bancorp	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,390)	(123,257)	13,550
Deutsche Bank	First Data Corporation, Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(93)	(2,274)	43
Deutsche Bank	First Horizon National Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(36)	(621)	27
Deutsche Bank	First Republic Bank	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(59)	(5,661)	275
Deutsche Bank	First Solar, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(556)	(26,896)	2,867
Deutsche Bank	FirstEnergy Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(79)	(2,934)	70
Deutsche Bank	Fiserv, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(162)	(13,343)	(90)

Deutsche Bank	Five Prime Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(174)	(2,420)	382
Deutsche Bank	FleetCor Technologies, Inc.	1/28/2019	Receive	-0.25% + 1 Month LIBOR USD	Monthly	(33)	(7,519)	(15)
Deutsche Bank	Flexion Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,139)	(21,290)	6,199
Deutsche Bank	FLIR Systems, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(25)	(1,532)	(41)
Deutsche Bank	Flowserve Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(365)	(20,019)	(3,392)
Deutsche Bank	Fluor Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(286)	(16,606)	(2,478)
Deutsche Bank	Ford Motor Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,714)	(15,840)	3,517
Deutsche Bank	Forrester Research, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(273)	(12,522)	(833)
Deutsche Bank	Forum Energy Technologies, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,387)	(14,343)	2,912
Deutsche Bank	Fossil Group, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(248)	(5,769)	(403)
Deutsche Bank	Fox Factory Holding Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(201)	(14,074)	(6,510)
Deutsche Bank	Franco-Nevada Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(508)	(31,737)	(536)
Deutsche Bank	Frank’s International NV	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,362)	(29,166)	(8,013)
Deutsche Bank	Freshpet, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(362)	(13,280)	(6,118)
Deutsche Bank	Frontline Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,091)	(17,946)	(1,209)
Deutsche Bank	FutureFuel Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,101)	(20,402)	(6,205)
Deutsche Bank	Gamestop Corporation, Class A	1/28/2019	Receive	-1.500% + 1 Month LIBOR USD	Monthly	(28)	(438)	(30)
Deutsche Bank	Garmin Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,416)	(169,130)	(3,118)
Deutsche Bank	Gartner, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(123)	(19,481)	(140)
Deutsche Bank	GasLog Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(965)	(19,047)	(2,614)
Deutsche Bank	GATX Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(195)	(16,875)	(2,750)
Deutsche Bank	Generac Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(23)	(1,297)	41
Deutsche Bank	General Electric Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,278)	(14,427)	4,005
Deutsche Bank	General Mills, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(120)	(5,146)	520
Deutsche Bank	General Motors Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(454)	(15,273)	3,098
Deutsche Bank	Genesee & Wyoming, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,721)	(156,576)	1,047
Deutsche Bank	GenMark Diagnostics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,061)	(15,140)	(4,424)
Deutsche Bank	Gilead Sciences, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(738)	(56,966)	(1,062)
Deutsche Bank	Glaukos Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(38)	(2,464)	73
Deutsche Bank	Global Blood Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(54)	(2,050)	365
Deutsche Bank	Global Payments, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(107)	(13,622)	(281)
Deutsche Bank	GlycoMimetics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(786)	(11,310)	298
Deutsche Bank	Golar LNG Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,207)	(33,530)	(500)
Deutsche Bank	GoPro, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,813)	(27,436)	(3,058)
Deutsche Bank	Government Properties Income Trust	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5,743)	(64,813)	1,333
Deutsche Bank	Graco, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(66)	(3,056)	69
Deutsche Bank	Graham Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(496)	(13,963)	(1,274)
Deutsche Bank	Gray Television, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(962)	(16,825)	(3,148)
Deutsche Bank	Great Lakes Dredge & Dock Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5,441)	(33,715)	(8,022)
Deutsche Bank	Green Dot Corporation, Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(10)	(888)	(95)
Deutsche Bank	Green Plains, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(902)	(15,502)	623
Deutsche Bank	The Greenbrier Companies, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(246)	(14,775)	(2,192)
Deutsche Bank	Griffon Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,393)	(70,886)	11,627
Deutsche Bank	Guess?, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(546)	(12,331)	(180)
Deutsche Bank	The Habit Restaurants, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(942)	(15,015)	(1,041)

Deutsche Bank	Haemonetics Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(43)	(4,923)	(56)
Deutsche Bank	Halcon Resources Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5,474)	(24,450)	645
Deutsche Bank	Halliburton Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(410)	(16,605)	491
Deutsche Bank	Harley-Davidson, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(80)	(3,621)	(102)
Deutsche Bank	Harmonic, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(542)	(2,979)	(561)
Deutsche Bank	Harris Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(33)	(5,580)	(142)
Deutsche Bank	Hasbro, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(923)	(96,972)	3,428
Deutsche Bank	Hawaiian Electric Industries, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(457)	(16,253)	(328)
Deutsche Bank	Haynes International, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(779)	(27,632)	2,022
Deutsche Bank	Healthcare Realty Trust, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(34)	(994)	7
Deutsche Bank	Healthcare Services Group, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(658)	(26,709)	(467)
Deutsche Bank	HealthEquity, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(160)	(15,095)	(341)
Deutsche Bank	Hecla Mining Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5,869)	(16,359)	4,507
Deutsche Bank	Helen of Troy Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(242)	(31,673)	161
Deutsche Bank	Helix Energy Solutions Group, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,708)	(16,866)	(4,760)
Deutsche Bank	Helmerich & Payne, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(733)	(50,375)	(5,450)
Deutsche Bank	Henry Schein, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(16)	(1,360)	(144)
Deutsche Bank	Herbalife Nutrition Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(142)	(7,741)	(963)
Deutsche Bank	Heron Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(71)	(2,245)	64
Deutsche Bank	The Hershey Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(909)	(92,665)	(1,639)
Deutsche Bank	Hertz Global Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(652)	(10,639)	90
Deutsche Bank	Hewlett Packard Enterprise Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(977)	(16,033)	(486)
Deutsche Bank	Hexcel Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(424)	(28,413)	101
Deutsche Bank	Hibbett Sports, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(652)	(12,247)	1,920
Deutsche Bank	Highpoint Resources Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(547)	(2,667)	812
Deutsche Bank	Hilton Grand Vacations, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,627)	(53,815)	(2,071)
Deutsche Bank	Hilton Worldwide Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(709)	(57,243)	(390)
Deutsche Bank	HollyFrontier Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(134)	(9,359)	533
Deutsche Bank	Horizon Pharma plc	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(19)	(372)	(34)
Deutsche Bank	Hormel Foods Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(899)	(35,393)	1,712
Deutsche Bank	Hortonworks, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(616)	(14,042)	(2,046)
Deutsche Bank	Host Hotels & Resorts, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,537)	(96,566)	415
Deutsche Bank	Houghton Mifflin Harcourt Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,165)	(15,143)	965
Deutsche Bank	HP, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5,039)	(130,513)	(5,431)
Deutsche Bank	Hubbell, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(790)	(105,444)	(2,704)
Deutsche Bank	HubSpot, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7)	(1,056)	(177)
Deutsche Bank	Huntington Bancshares, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(627)	(9,435)	270
Deutsche Bank	Ichor Holdings Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(535)	(10,916)	868
Deutsche Bank	ICON plc	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(296)	(45,488)	(938)
Deutsche Bank	ICU Medical, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(412)	(116,461)	(3,128)
Deutsche Bank	Illumina, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2)	(734)	(68)
Deutsche Bank	Immersion Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(219)	(2,313)	466
Deutsche Bank	ImmunoGen, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(266)	(2,517)	82
Deutsche Bank	Immunomedics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,020)	(21,233)	(2,473)
Deutsche Bank	Impinj, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,603)	(39,763)	(8,506)

Deutsche Bank	Independent Bank Group, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(326)	(21,597)	2,128
Deutsche Bank	Industrial Logistics Properties Trust	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,762)	(63,531)	(3,920)
Deutsche Bank	Infinera Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(321)	(2,341)	539
Deutsche Bank	Ingersoll-Rand plc	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(39)	(3,987)	39
Deutsche Bank	InnerWorkings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,732)	(13,708)	(370)
Deutsche Bank	Inogen, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(57)	(13,906)	(1,936)
Deutsche Bank	Insulet Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(63)	(6,670)	(117)
Deutsche Bank	Insys Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(995)	(10,023)	(1,139)
Deutsche Bank	Intellia Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(372)	(10,640)	(1,072)
Deutsche Bank	Intercept Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(25)	(3,157)	(808)
Deutsche Bank	International Flavors & Fragrances, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(21)	(2,935)	(3)
Deutsche Bank	International Seaways, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,502)	(30,050)	(2,476)
Deutsche Bank	InterXion Holding NV	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(685)	(46,076)	532
Deutsche Bank	Intrepid Potash, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(8,573)	(30,753)	1,313
Deutsche Bank	Intrexon Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(851)	(14,645)	(2,237)
Deutsche Bank	IntriCon Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(33)	(1,853)	89
Deutsche Bank	Invacare Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(928)	(13,491)	2,488
Deutsche Bank	Invitae Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(188)	(3,144)	(1,642)
Deutsche Bank	Iovance Biotherapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(154)	(1,731)	426
Deutsche Bank	IQVIA Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,176)	(152,543)	833
Deutsche Bank	Iridium Communications, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,613)	(103,749)	(44,949)
Deutsche Bank	iRobot Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(98)	(10,767)	(4,027)
Deutsche Bank	J2 Global, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(110)	(9,107)	(23)
Deutsche Bank	Jabil, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(67)	(1,813)	94
Deutsche Bank	Janus Henderson Group plc	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(115)	(3,098)	121
Deutsche Bank	J.C. Penney Company, Inc.	1/28/2019	Pay	-16.500% + 1 Month LIBOR USD	Monthly	(29,605)	(49,527)	19,077
Deutsche Bank	The J.M. Smucker Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(42)	(4,305)	264
Deutsche Bank	Juniper Networks, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,500)	(134,835)	(489)
Deutsche Bank	Kadmon Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,524)	(11,761)	1,056
Deutsche Bank	Kansas City Southern	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(800)	(91,088)	3,337
Deutsche Bank	KBR, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(786)	(16,659)	(545)
Deutsche Bank	Kemper Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(70)	(5,627)	372
Deutsche Bank	KeyCorp	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,208)	(43,882)	2,876
Deutsche Bank	Kimberly-Clark Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(28)	(3,208)	(67)
Deutsche Bank	Kimco Realty Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(28)	(468)	4
Deutsche Bank	Kinder Morgan, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(919)	(16,282)	(563)
Deutsche Bank	Kratos Defense & Security Solutions, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6,861)	(101,349)	(25,493)
Deutsche Bank	The Kroger Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,142)	(33,219)	(365)
Deutsche Bank	La Jolla Pharmaceutical Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,078)	(21,677)	10,562
Deutsche Bank	Laboratory Corporation of America Holdings	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(309)	(53,658)	(532)
Deutsche Bank	Lamar Advertising Company, Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(50)	(3,887)	(287)
Deutsche Bank	Lands’ End, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(445)	(7,801)	4,274
Deutsche Bank	Legg Mason, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(177)	(5,523)	376
Deutsche Bank	LendingTree, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(52)	(11,956)	426
Deutsche Bank	Lennar Corporation, Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(314)	(14,648)	1,953

Deutsche Bank	Lexicon Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,104)	(11,771)	(374)
Deutsche Bank	LGI Homes, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,400)	(66,358)	11,727
Deutsche Bank	Liberty Media Corporation - Liberty Braves, Class C	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(612)	(16,666)	(2,395)
Deutsche Bank	Liberty Broadband Corporation, Class C	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(242)	(20,386)	(1,330)
Deutsche Bank	Liberty Media Corporation - Liberty Formula One, Class C	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(806)	(29,957)	(5,490)
Deutsche Bank	Liberty Media Corporation -Sirius XM, Class C	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(341)	(14,806)	(835)
Deutsche Bank	Liberty Media Corporation - Liberty TripAdvisor Holdings, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(187)	(2,776)	(1,034)
Deutsche Bank	Life Storage, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(263)	(25,012)	62
Deutsche Bank	Ligand Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(130)	(35,661)	(5,691)
Deutsche Bank	Limoneira Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(526)	(13,725)	(1,259)
Deutsche Bank	LivaNova plc	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(220)	(27,219)	(1,738)
Deutsche Bank	Live Nation Entertainment, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(354)	(19,272)	(5,025)
Deutsche Bank	Louisiana-Pacific Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,548)	(93,913)	5,668
Deutsche Bank	Lowe’s Companies, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(129)	(14,804)	196
Deutsche Bank	Loxo Oncology, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(55)	(9,389)	162
Deutsche Bank	LPL Financial Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,262)	(81,388)	2,247
Deutsche Bank	Lumber Liquidators Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(765)	(11,837)	5,410
Deutsche Bank	Lumentum Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,004)	(120,054)	(4,858)
Deutsche Bank	M&T Bank Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2)	(329)	29
Deutsche Bank	The Macerich Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(226)	(12,489)	239
Deutsche Bank	MACOM Technology Solutions Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(553)	(11,383)	(25)
Deutsche Bank	Magellan Health, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,304)	(93,869)	19,397
Deutsche Bank	Magna International, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(142)	(7,453)	957
Deutsche Bank	Mallinckrodt plc	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(712)	(20,859)	(7,514)
Deutsche Bank	Marathon Petroleum Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6,774)	(541,326)	(2,283)
Deutsche Bank	Markel Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3)	(3,563)	92
Deutsche Bank	Marriott International, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(78)	(10,291)	(744)
Deutsche Bank	Marriott Vacations Worldwide Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(768)	(86,053)	(175)
Deutsche Bank	Marten Transport Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(616)	(12,957)	646
Deutsche Bank	Masimo Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(603)	(75,077)	(658)
Deutsche Bank	Matador Resources Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,489)	(82,204)	(4,117)
Deutsche Bank	Match Group, Inc.	1/28/2019	Receive	-1.700% + 1 Month LIBOR USD	Monthly	(1,470)	(85,118)	(28,195)
Deutsche Bank	Mattel, Inc.	1/28/2019	Receive	-0.850% + 1 Month LIBOR USD	Monthly	(872)	(13,684)	(500)
Deutsche Bank	Maxim Integrated Products	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,702)	(95,937)	5,652
Deutsche Bank	McCormick & Company, NV	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(16)	(2,107)	(31)
Deutsche Bank	McDermott International, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,269)	(60,201)	2,898
Deutsche Bank	MDC Partners, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(616)	(2,554)	380
Deutsche Bank	The Medicines Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,008)	(30,126)	2,986
Deutsche Bank	MediciNova, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(202)	(2,522)	(723)
Deutsche Bank	Medidata Solutions, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(31)	(2,271)	421
Deutsche Bank	Medifast, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(13)	(2,885)	(642)
Deutsche Bank	The Meet Group, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(466)	(2,305)	(307)

Deutsche Bank	Meredith Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,823)	(92,993)	2,331
Deutsche Bank	Meritage Homes Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(377)	(15,029)	3,461
Deutsche Bank	Mesa Laboratories, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(67)	(12,428)	(1,359)
Deutsche Bank	Methanex Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(22)	(1,739)	(426)
Deutsche Bank	MiMedx Group, Inc.	1/28/2019	Pay	-14.150% + 1 Month LIBOR USD	Monthly	(1,132)	(7,017)	(2,518)
Deutsche Bank	MINDBODY, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(386)	(15,680)	(1,501)
Deutsche Bank	Minerva Neurosciences, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(290)	(3,638)	(1,268)
Deutsche Bank	Molina Healthcare, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2)	(297)	(139)
Deutsche Bank	Monolithic Power Systems, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(31)	(3,897)	742
Deutsche Bank	The Mosaic Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(679)	(22,040)	(3,126)
Deutsche Bank	MRC Global, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(669)	(12,548)	(605)
Deutsche Bank	MSC Industrial Direct Company, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(132)	(11,628)	172
Deutsche Bank	Mueller Water Products, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7,026)	(80,807)	2,558
Deutsche Bank	Multi-Color Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,602)	(99,645)	7,898
Deutsche Bank	Murphy Oil Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(151)	(5,031)	84
Deutsche Bank	Murphy USA, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(915)	(78,173)	840
Deutsche Bank	Myers Industries, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(609)	(14,150)	(1,918)
Deutsche Bank	Nabors Industries Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(15,552)	(95,719)	14,439
Deutsche Bank	NanoString Technologies, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(168)	(2,994)	(862)
Deutsche Bank	National Beverage Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(121)	(14,102)	(2,268)
Deutsche Bank	National Fuel Gas Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(45)	(2,540)	—
Deutsche Bank	National Research Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(347)	(13,443)	(60)
Deutsche Bank	Natural Gas Services Group, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(739)	(15,580)	2,128
Deutsche Bank	Navistar International Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(586)	(22,543)	1,841
Deutsche Bank	NeoPhotonics Corporation	1/28/2019	Pay	-5.810% + 1 Month LIBOR USD	Monthly	(1,846)	(15,339)	(3,486)
Deutsche Bank	NetApp, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(73)	(6,265)	(201)
Deutsche Bank	Neurocrine Biosciences, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(920)	(113,055)	(9,670)
Deutsche Bank	Nevro Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(41)	(2,335)	22
Deutsche Bank	The New York Times Company, Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(73)	(1,689)	57
Deutsche Bank	Newfield Exploration Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(93)	(2,679)	77
Deutsche Bank	Nike, Inc., Class B	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(968)	(81,951)	(3,201)
Deutsche Bank	NN, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,490)	(23,222)	6,964
Deutsche Bank	Noble Corporation plc	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,765)	(19,428)	(6,649)
Deutsche Bank	Noodles & Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,541)	(18,632)	(214)
Deutsche Bank	Nordic American Tankers Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(12,080)	(25,228)	71
Deutsche Bank	Nordson Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(109)	(15,129)	367
Deutsche Bank	Northern Trust Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,722)	(175,177)	8,934
Deutsche Bank	Novavax, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,212)	(2,277)	(757)
Deutsche Bank	NOW, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(792)	(13,101)	(3,914)
Deutsche Bank	Nu Skin Enterprises, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(168)	(13,841)	(39)
Deutsche Bank	Nutanix, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(240)	(10,243)	2,691
Deutsche Bank	Nuvectra Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(106)	(2,328)	(13)
Deutsche Bank	Ocean Rig UDW, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(67)	(2,318)	(490)
Deutsche Bank	Oceaneering International, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,060)	(29,237)	(3,822)
Deutsche Bank	Oil States International, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(486)	(16,124)	(1,312)

Deutsche Bank	Okta, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(132)	(9,283)	(2,620)
Deutsche Bank	Old Dominion Freight Line, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(154)	(24,799)	451
Deutsche Bank	Olin Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(535)	(13,727)	2,346
Deutsche Bank	Ollie’s Bargain Outlet Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(191)	(18,345)	(5,073)
Deutsche Bank	Omega Flex, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(152)	(10,845)	(187)
Deutsche Bank	Omega Healthcare Investors, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(475)	(15,560)	(14)
Deutsche Bank	OPKO Health, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,292)	(4,467)	(407)
Deutsche Bank	O’Reilly Automotive, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(18)	(6,248)	(573)
Deutsche Bank	Ormat Technologies, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(316)	(17,086)	538
Deutsche Bank	Overstock.com, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(278)	(7,690)	5,990
Deutsche Bank	PACCAR, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(46)	(3,135)	(144)
Deutsche Bank	Pacific Biosciences of California, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,288)	(17,781)	(8,745)
Deutsche Bank	Packaging Corporation of America	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,450)	(158,944)	8,506
Deutsche Bank	Pagseguro Digital Ltd., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(38)	(1,051)	301
Deutsche Bank	Palo Alto Networks, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(109)	(24,538)	(702)
Deutsche Bank	Pandora Media, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(253)	(2,405)	(429)
Deutsche Bank	Papa John’s International, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(310)	(15,886)	(1,735)
Deutsche Bank	Par Pacific Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,972)	(80,976)	(9,812)
Deutsche Bank	Paratek Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(9,185)	(89,023)	6,904
Deutsche Bank	Park Electrochemical Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(637)	(12,406)	(429)
Deutsche Bank	Park Hotels & Resorts, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(22)	(731)	(41)
Deutsche Bank	Parker-Hannifin Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(378)	(69,477)	1,066
Deutsche Bank	Parsley Energy, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(105)	(3,069)	143
Deutsche Bank	Party City Holdco, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5,184)	(70,185)	8,055
Deutsche Bank	Pattern Energy Group, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(809)	(16,064)	(814)
Deutsche Bank	PDC Energy, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(218)	(10,665)	975
Deutsche Bank	pdvWireless, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(917)	(31,067)	(4,606)
Deutsche Bank	Pebblebrook Hotel Trust	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,832)	(140,723)	517
Deutsche Bank	Pegasystems, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(141)	(8,824)	178
Deutsche Bank	Penn National Gaming, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6,145)	(202,156)	(17,023)
Deutsche Bank	Penumbra, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(324)	(48,468)	(1,820)
Deutsche Bank	People’s United Financial, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,134)	(36,505)	2,993
Deutsche Bank	PerkinElmer, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(14)	(1,361)	(29)
Deutsche Bank	PetMed Express, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(331)	(10,917)	2,239
Deutsche Bank	P.H. Glatfelter Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(849)	(16,213)	(385)
Deutsche Bank	Photronics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,527)	(15,031)	(2,066)
Deutsche Bank	Physicians Realty Trust	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(652)	(10,985)	(709)
Deutsche Bank	Pieris Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(490)	(2,742)	(27)
Deutsche Bank	Pinnacle Financial Partners, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(478)	(28,743)	1,613
Deutsche Bank	Plug Power, Inc.	1/28/2019	Pay	-13.000% + 1 Month LIBOR USD	Monthly	(45,265)	(87,263)	(3,184)
Deutsche Bank	Pool Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(209)	(34,853)	1,597
Deutsche Bank	Popular, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(910)	(46,831)	(505)
Deutsche Bank	Portland General Electric Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,213)	(100,860)	(541)
Deutsche Bank	Portola Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(494)	(13,144)	1,150
Deutsche Bank	Powell Industries, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(421)	(15,256)	(1,473)

Deutsche Bank	PPG Industries, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(46)	(5,016)	124
Deutsche Bank	Prestige Consumer Healthcare, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(11)	(416)	(8)
Deutsche Bank	PriceSmart, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(157)	(12,700)	(141)
Deutsche Bank	Primerica, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(203)	(24,455)	1,292
Deutsche Bank	Principal Financial Group, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(464)	(27,171)	301
Deutsche Bank	The Progressive Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(319)	(22,657)	41
Deutsche Bank	Prologis, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,680)	(181,547)	(6,012)
Deutsche Bank	PROS Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(358)	(12,529)	(2,037)
Deutsche Bank	Prothena Corporation plc	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(145)	(1,895)	32
Deutsche Bank	Proto Labs, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(87)	(14,065)	(4,044)
Deutsche Bank	The Providence Service Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(202)	(13,581)	(267)
Deutsche Bank	PTC, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(140)	(14,853)	(947)
Deutsche Bank	PTC Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(58)	(2,725)	(941)
Deutsche Bank	PulteGroup, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(95)	(2,360)	369
Deutsche Bank	Puma Biotechnology, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(58)	(2,657)	191
Deutsche Bank	PVH Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3)	(433)	35
Deutsche Bank	QEP Resources, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(8,249)	(93,317)	(10,364)
Deutsche Bank	Quaker Chemical Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(75)	(15,158)	(4,069)
Deutsche Bank	Quanta Services, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(69)	(2,298)	98
Deutsche Bank	QuinStreet, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(160)	(2,170)	(20)
Deutsche Bank	Radius Health, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(645)	(11,470)	3,480
Deutsche Bank	Rapid7, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(347)	(12,804)	(2,709)
Deutsche Bank	Raymond James Financial, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(143)	(13,202)	237
Deutsche Bank	Rayonier Advanced Materials, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(788)	(14,512)	(37)
Deutsche Bank	Raytheon Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(144)	(29,750)	(430)
Deutsche Bank	RBC Bearings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(90)	(13,522)	(121)
Deutsche Bank	Reata Pharmaceuticals, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(23)	(1,879)	(262)
Deutsche Bank	Red Lion Hotels Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,336)	(29,179)	(487)
Deutsche Bank	Red Robin Gourmet Burgers, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(289)	(11,593)	2,322
Deutsche Bank	Regency Centers Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(23)	(1,486)	(56)
Deutsche Bank	REGENXBIO, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(32)	(2,415)	(847)
Deutsche Bank	Regions Financial Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,991)	(54,841)	3,816
Deutsche Bank	Reinsurance Group of America, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(24)	(3,468)	75
Deutsche Bank	RenaissanceRe Holdings Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,115)	(148,832)	(1,328)
Deutsche Bank	Repligen Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(296)	(16,404)	7
Deutsche Bank	Resolute Energy Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(388)	(14,661)	(2,546)
Deutsche Bank	REX American Resources Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(208)	(15,703)	(266)
Deutsche Bank	Rexnord Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,786)	(85,749)	(5,407)
Deutsche Bank	RH	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(68)	(8,904)	(2,117)
Deutsche Bank	Rigel Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,564)	(14,639)	195
Deutsche Bank	RingCentral, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(33)	(3,069)	(1,349)
Deutsche Bank	Rocket Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(84)	(2,067)	(244)
Deutsche Bank	Rollins, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(205)	(12,433)	(1,411)
Deutsche Bank	Roper Technologies, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2)	(592)	9
Deutsche Bank	Rowan Companies plc, Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,139)	(21,437)	(6,872)

Deutsche Bank	Royal Bank of Canada	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(337)	(27,004)	(594)
Deutsche Bank	RPC, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,048)	(16,211)	462
Deutsche Bank	RPM International, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(75)	(4,867)	(526)
Deutsche Bank	S&P Global, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(376)	(73,399)	4,735
Deutsche Bank	Sabra Health Care REIT, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,826)	(65,298)	(9,965)
Deutsche Bank	Saia, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(172)	(13,140)	(926)
Deutsche Bank	Sally Beauty Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(918)	(16,868)	(2,541)
Deutsche Bank	Sanderson Farms, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(164)	(16,940)	(302)
Deutsche Bank	Sangamo Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(154)	(2,609)	(394)
Deutsche Bank	Sanmina Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(536)	(14,782)	948
Deutsche Bank	Sarepta Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(21)	(3,390)	(759)
Deutsche Bank	Schlumberger Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(261)	(16,013)	330
Deutsche Bank	Science Applications International Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(108)	(8,698)	(62)
Deutsche Bank	Scorpio Bulkers, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,314)	(16,764)	263
Deutsche Bank	Scorpio Tankers, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7,062)	(14,183)	1,382
Deutsche Bank	The Scotts Miracle-Gro Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(491)	(38,641)	846
Deutsche Bank	Seaboard Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4)	(14,828)	1,069
Deutsche Bank	Seattle Genetics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(699)	(53,871)	(1,063)
Deutsche Bank	SeaWorld Entertainment, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(472)	(14,829)	(6,810)
Deutsche Bank	Select Medical Holdings Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(847)	(15,573)	473
Deutsche Bank	SemGroup Corporation, Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(668)	(14,718)	1,055
Deutsche Bank	Senseonics Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6,869)	(32,745)	(5,636)
Deutsche Bank	Service Corporation International	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,832)	(80,931)	(3,492)
Deutsche Bank	ServiceMaster Global Holdings, Inc.	1/28/2019	Receive	-0.250% +1 Month LIBOR USD	Monthly	(980)	(60,768)	(765)
Deutsche Bank	Shake Shack, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(501)	(31,550)	(7,343)
Deutsche Bank	Ship Finance International Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,143)	(15,875)	1,122
Deutsche Bank	Sientra, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(113)	(2,697)	(457)
Deutsche Bank	Signet Jewelers Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(184)	(12,123)	(1,129)
Deutsche Bank	Sirius XM Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,352)	(8,542)	77
Deutsche Bank	SiteOne Landscape Supply, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(26)	(1,958)	199
Deutsche Bank	Skechers U.S.A., Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(98)	(2,735)	(29)
Deutsche Bank	Skyline Champion Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(78)	(2,227)	(99)
Deutsche Bank	Skyworks Solutions, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(148)	(13,420)	135
Deutsche Bank	SolarEdge Technologies, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(8)	(301)	154
Deutsche Bank	Southern Copper Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(770)	(33,190)	3,716
Deutsche Bank	Southwest Airlines Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(36)	(2,247)	(131)
Deutsche Bank	Southwestern Energy Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(12,058)	(61,575)	(5,358)
Deutsche Bank	Spark Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(115)	(6,267)	2,102
Deutsche Bank	Spectrum Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(105)	(1,762)	321
Deutsche Bank	Splunk, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(188)	(22,717)	(3,557)
Deutsche Bank	Square, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(148)	(14,647)	(5,673)
Deutsche Bank	SRC Energy, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(8,520)	(75,682)	6,006
Deutsche Bank	Stamps.com, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(42)	(9,495)	295
Deutsche Bank	Starbucks Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,691)	(209,717)	(1,047)
Deutsche Bank	Stericycle, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(23)	(1,349)	(21)

Deutsche Bank	Summit Materials, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,804)	(87,262)	13,559
Deutsche Bank	Sun Communities, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(399)	(40,791)	(489)
Deutsche Bank	Sun Communities, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(44)	(4,496)	(149)
Deutsche Bank	Sun Hydraulics Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(270)	(14,781)	(1,381)
Deutsche Bank	SunPower Corporation	1/28/2019	Pay	-21.000% + 1 Month LIBOR USD	Monthly	(3,671)	(26,780)	(2,510)
Deutsche Bank	Sunrun, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,038)	(25,336)	(2,291)
Deutsche Bank	Superior Industries International, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(778)	(13,256)	(1,931)
Deutsche Bank	Surgery Partners, Inc.	1/28/2019	Receive	-2.000% + 1 Month LIBOR USD	Monthly	(859)	(14,173)	(585)
Deutsche Bank	SVB Financial Group	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(13)	(4,038)	42
Deutsche Bank	Symantec Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(392)	(8,334)	2,956
Deutsche Bank	Synergy Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6,385)	(10,847)	(105)
Deutsche Bank	SYNNEX Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(343)	(29,028)	3,899
Deutsche Bank	Synovus Financial Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,036)	(47,596)	4,045
Deutsche Bank	Syros Pharmaceuticals, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(192)	(2,285)	(26)
Deutsche Bank	Sysco Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(83)	(6,075)	158
Deutsche Bank	Tableau Software, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(659)	(73,582)	686
Deutsche Bank	Tahoe Resources, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(10,213)	(28,470)	4,433
Deutsche Bank	Takeda Pharmaceutical Company Ltd.	6/10/2019	Pay	-0.300% + 1 Month ICE LIBOR JPY	Monthly	(5,732)	(232,809)	(17,079)
Deutsche Bank	Talos Energy, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(386)	(12,658)	896
Deutsche Bank	Tanger Factory Outlet Centers, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(173)	(3,957)	(16)
Deutsche Bank	Team, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,151)	(25,885)	(9,031)
Deutsche Bank	Teck Resources Ltd., Class B	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(455)	(10,955)	2,786
Deutsche Bank	Teekay Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(355)	(2,391)	13
Deutsche Bank	Teladoc Health, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(516)	(44,536)	(16,841)
Deutsche Bank	Tele2 AB	2/11/2019	Pay	-0.300% + 1 Month STIB SEK	Monthly	(7,805)	(90,343)	(3,931)
Deutsche Bank	Teledyne Technologies, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(429)	(105,754)	(8,589)
Deutsche Bank	Teleflex, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(819)	(217,767)	(193)
Deutsche Bank	Tellurian, Inc.	1/28/2019	Pay	-6.810% + 1 Month LIBOR USD	Monthly	(1,845)	(16,661)	2,445
Deutsche Bank	Tempur Sealy International, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(257)	(13,587)	(1,817)
Deutsche Bank	Teradyne, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6)	(222)	69
Deutsche Bank	Terraform Power, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7,745)	(89,393)	(6,256)
Deutsche Bank	Tesaro, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(391)	(15,241)	201
Deutsche Bank	Tesla, Inc.	1/28/2019	Pay	-2.160% + 1 Month LIBOR USD	Monthly	(99)	(26,212)	6,623
Deutsche Bank	TETRA Technologies, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,582)	(16,144)	(1,117)
Deutsche Bank	Texas Instruments, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(836)	(89,664)	2,222
Deutsche Bank	Texas Roadhouse, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,639)	(113,477)	7,066
Deutsche Bank	Textainer Group Holdings Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(872)	(11,151)	3,527
Deutsche Bank	TG Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(233)	(1,303)	1,648
Deutsche Bank	TherapeuticsMD, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5,956)	(39,044)	(2,813)
Deutsche Bank	Theravance Biopharma, Inc.	1/28/2019	Receive	-1.000% + 1 Month LIBOR USD	Monthly	(552)	(18,028)	(4,679)
Deutsche Bank	Tiffany & Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(53)	(6,859)	511
Deutsche Bank	Tile Shop Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,129)	(15,212)	(910)
Deutsche Bank	The Timken Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(100)	(4,982)	(343)
Deutsche Bank	TimkenSteel Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,026)	(30,103)	1,468
Deutsche Bank	Titan International, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,517)	(33,490)	11,445

Deutsche Bank	T-Mobile U.S., Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,824)	(338,349)	(57,755)
Deutsche Bank	Tootsie Roll Industries, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(497)	(14,526)	610
Deutsche Bank	The Toro Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(31)	(1,858)	126
Deutsche Bank	Tractor Supply Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(198)	(17,991)	158
Deutsche Bank	The Trade Desk, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(16)	(2,414)	(1,070)
Deutsche Bank	Transocean Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,432)	(19,964)	(3,241)
Deutsche Bank	Trecora Resources	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,156)	(30,162)	(289)
Deutsche Bank	Trex Company, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(156)	(12,002)	(2,778)
Deutsche Bank	Tribune Media Company, Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(443)	(17,013)	(860)
Deutsche Bank	TriMas Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,643)	(80,294)	(8,218)
Deutsche Bank	Trimble, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6)	(261)	3
Deutsche Bank	Trinity Industries, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,440)	(52,721)	1,389
Deutsche Bank	Triton International Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(430)	(14,295)	316
Deutsche Bank	Tronox Ltd., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5,168)	(61,690)	28,741
Deutsche Bank	TTM Technologies, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,360)	(69,314)	3,548
Deutsche Bank	Tucows, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(245)	(13,648)	593
Deutsche Bank	Tutor Perini Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(813)	(15,273)	192
Deutsche Bank	Tyson Foods, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(367)	(21,830)	1,412
Deutsche Bank	U.S. Concrete, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(295)	(13,514)	2,583
Deutsche Bank	Ubiquiti Networks, Inc.	1/28/2019	Pay	-10.000% + 1 Month LIBOR USD	Monthly	(149)	(14,720)	(1,631)
Deutsche Bank	UGI Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(114)	(6,400)	(194)
Deutsche Bank	Under Armour, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(676)	(14,336)	(3,155)
Deutsche Bank	Unifi, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(434)	(12,285)	1,411
Deutsche Bank	United Technologies Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,970)	(275,238)	(7,094)
Deutsche Bank	Univar, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,174)	(35,980)	(1,453)
Deutsche Bank	Universal Display Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(120)	(14,139)	(1,758)
Deutsche Bank	Universal Electronics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(408)	(16,042)	755
Deutsche Bank	Universal Stainless & Alloy Products, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(547)	(13,942)	2,265
Deutsche Bank	Urban Outfitters, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(369)	(15,079)	2,708
Deutsche Bank	U.S. Foods Holding Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(310)	(9,545)	2,254
Deutsche Bank	U.S.A. Technologies, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,681)	(12,085)	11,865
Deutsche Bank	Verastem, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(222)	(1,608)	40
Deutsche Bank	Vericel Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(183)	(2,588)	(761)
Deutsche Bank	Veritex Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(69)	(1,948)	204
Deutsche Bank	Veritiv Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(62)	(2,255)	(1)
Deutsche Bank	Viad Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(266)	(15,750)	(1,101)
Deutsche Bank	VICI Properties, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,606)	(35,165)	(443)
Deutsche Bank	Vicor Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(43)	(1,977)	(356)
Deutsche Bank	ViewRay, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,896)	(27,090)	(4,514)
Deutsche Bank	Viking Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(331)	(5,764)	(2,388)
Deutsche Bank	Virtusa Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(231)	(12,399)	(1,226)
Deutsche Bank	Vishay Intertechnology, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,432)	(69,778)	15,731
Deutsche Bank	Vistra Energy Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,813)	(45,077)	(3,540)
Deutsche Bank	Vornado Realty Trust	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(97)	(7,018)	378
Deutsche Bank	Voyager Therapeutics, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(95)	(1,796)	79

Deutsche Bank	VSE Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(426)	(14,099)	4,679
Deutsche Bank	Vulcan Materials Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(738)	(82,021)	1,930
Deutsche Bank	Wabash National Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,425)	(80,600)	10,755
Deutsche Bank	The Walt Disney Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,671)	(195,375)	(3,010)
Deutsche Bank	WaVe Life Sciences Ltd.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(57)	(2,848)	(808)
Deutsche Bank	Wayfair, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(98)	(14,466)	(6,425)
Deutsche Bank	Weatherford International plc	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6,375)	(17,264)	(230)
Deutsche Bank	Werner Enterprises, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(207)	(7,330)	222
Deutsche Bank	Western Alliance Bancorp	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,937)	(167,019)	7,617
Deutsche Bank	WestRock Company	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(299)	(15,966)	499
Deutsche Bank	WEX, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(84)	(16,851)	119
Deutsche Bank	Whiting Petroleum Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,401)	(74,268)	(18,853)
Deutsche Bank	WildHorse Resource Development Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,350)	(31,892)	(2,226)
Deutsche Bank	William Lyon Homes, Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,396)	(53,906)	23,904
Deutsche Bank	The Williams Companies, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(553)	(15,023)	2,520
Deutsche Bank	Willscot Corporation	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,609)	(27,576)	(2,508)
Deutsche Bank	Workday, Inc., Class A	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(106)	(15,462)	956
Deutsche Bank	World Wrestling Entertainment, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(324)	(31,323)	(4,840)
Deutsche Bank	Wright Medical Group NV	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,694)	(78,128)	(8,669)
Deutsche Bank	Xilinx, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(275)	(22,031)	(890)
Deutsche Bank	Xylem, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(29)	(2,315)	13
Deutsche Bank	Yum China Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(49)	(1,719)	113
Deutsche Bank	Zafgen, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(263)	(3,073)	(451)
Deutsche Bank	ZAGG, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(170)	(2,506)	151
Deutsche Bank	Zendesk, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(241)	(17,104)	(8,075)
Deutsche Bank	Zimmer Biomet Holdings, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(140)	(18,431)	(104)
Deutsche Bank	ZIOPHARM Oncology, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,175)	(13,351)	(1,623)
Deutsche Bank	Zogenix, Inc.	1/28/2019	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(120)	(5,947)	513
								$26,409

(1) Swaps unwound with zero units but a payable outstanding amounted to $(12,892) as of September 30, 2018.

* Based on the net swap value held at each counterparty, net unrealized appreciation (depreciation) is a receivable (payable).

ASX - ASX Australian Bank Bill Short Term Rate
ICE LIBOR - ICE British Pound LIBOR Rate
CDOR - Canadian Bankers Acceptance Rate
EURIBOR - Euribor (Euro Interbank Offered Rate)
LIBOR - London Interbank Offered Rate
STIB - Stockholm Interbank Offered Rate

MProved Systematic Multi-Strategy Fund
SCHEDULE OF OPEN FUTURES CONTACTS (UNAUDITED)
September 30, 2018

Expiration Date	Issue	Number of Contracts Purchased	Notional Amount	Value*	Unrealized Appreciation (Depreciation)
LONG FUTURES CONTRACTS
6/17/2019	3 Month Euro Euribor	20	$23,220,982	$290	$(454)
9/16/2019	3 Month Euro Euribor	12	13,932,589	348	(650)
12/16/2019	90-Day Eurodollar	6	6,000,000	(61)	(61)
6/17/2019	90-Day Eurodollar	8	8,000,000	25	10
12/17/2018	British Pound Currency	2	163,575	(600)	(2,217)
12/18/2018	Canadian Dollar Currency	3	232,510	2,100	923
10/19/2018	CAC40 Index	1	63,736	(552)	196
12/17/2018	Swiss Franc Currency	9	1,156,950	(2,217)	(13,745)
12/18/2018	Coffee “C”	1	38,419	1,181	1,891
12/6/2018	Euro Buxl 30-Year Bond	2	232,210	3,483	(6,689)
12/6/2018	Euro-Bobl	11	1,277,154	4,944	(2,888)
12/6/2018	Euro-Bund	4	464,420	3,390	937
12/13/2018	Japan 10-Year Bond (Osaka Security Exchange)	3	2,640,380	(2,376)	(5,201)
12/27/2018	Long Gilt	1	130,341	702	(1,500)
10/11/2018	Low Sulphur Gas Oil G	3	217,275	3,450	9,346
12/17/2018	Mexican Peso Currency	10	263,950	1,278	6,358
10/19/2018	OMX Stockholm 30 Index	1	18,678	(158)	362
12/31/2018	U.S. Treasury 2-Year Notes (Chicago Board of Trade)	2	389,513	(371)	13
12/19/2018	U.S. Treasury Long Bond (Chicago Board of Trade)	4	472,923	(625)	(11,568)
				$14,231	$(24,937)
SHORT FUTURES CONTRACTS
12/18/2019	90-Day Sterling	(61)	$(39,753,917)	$(1)	$2,229
12/17/2018	Australian Dollar Currency	(3)	(216,810)	(512)	(237)
6/17/2019	Canadian Banker’s Acceptance	(66)	(51,097,434)	3,194	8,082
11/30/2018	Brent Crude	(1)	(82,240)	(1,310)	(1,441)
12/18/2018	Canadian 10 Year Bond	(8)	(619,363)	557	1,761
3/14/2019	Corn	(9)	(165,600)	3,825	2,315
12/21/2018	The German Stock Exchange	(1)	(355,325)	5,399	(3,180)
12/21/2018	Dow Jones Industrial Average E-Mini	(1)	(132,380)	(15)	238
12/17/2018	Euro Foreign Exchange Currency	(3)	(437,500)	1,819	1,468
12/6/2018	Euro-Schatz	(8)	(928,839)	(557)	713
12/27/2018	Gold 100 Oz	(4)	(478,480)	(3,520)	1,282
12/17/2018	Japanese Yen Currency	(11)	(1,217,425)	2,113	13,079
12/27/2018	Natural Gas	(9)	(285,200)	4,050	(17,809)
2/26/2019	Natural Gas	(10)	(292,300)	900	(9,191)
12/17/2018	New Zealand Dollar Currency	(7)	(464,170)	(1,042)	(5,275)
12/31/2018	NY Harbor Ultra-Low Sulfur Diesel	(1)	(98,935)	158	158
12/27/2018	Silver	(2)	(147,100)	(6,497)	(3,274)
12/19/2018	U.S. Treasury 10-Year Notes (Chicago Board of Trade)	(9)	(891,357)	(281)	2,957
12/31/2018	U.S. Treasury 5-Year Notes (Chicago Board of Trade)	(15)	(1,479,799)	(820)	7,990
11/19/2018	WTI Crude Oil	(1)	(73,060)	(1,100)	(3,712)
				$6,360	$(1,847)

* Net value is variation margin receivable (payable).

Investment Valuation:

The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all of the pricing procedures followed by the Funds. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITs”) that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively “NASDAQ”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”).
In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year.  These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Future contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 1 of the fair value hierarchy.

All other assets of the Funds are valued in such a manner as the Board of Trustees, in good faith, deems appropriate to reflect its fair value.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Funds’ securities by level within the fair value hierarchy as of September 30, 2018:

MProved Systematic Long-Short Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Common Stocks(1)	$1,317,126	$—	$—	$1,317,126
Short Term Investments	691,806	—	—	691,806
	$2,008,932	$—	$—	$2,008,932
Liabilities
Swap Contracts(2)	$—	$12,568	$—	$12,568
	$—	$12,568	$—	$12,568

(1) Please refer to the Schedules of Investments to view long common stocks segregated by industry type.
(2) Swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

It is the MProved Systematic Long-Short Fund’s policy to record transfers at the end of the reporting period.  For the period ended September 30, 2018, there were no transfers between levels.

MProved Systematic Merger Arbitrage Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Common Stocks(1)	$9,852	$—	$—	$9,852
Short Term Investments	1,556,437	—	—	1,556,437
Swap Contracts(2)	—	121,098	—	121,098
	$1,566,289	$121,098	$—	$1,687,387

(1) Please refer to the Schedules of Investments to view long common stocks segregated by industry type.
(2) Swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

It is the MProved Systematic Merger Arbitrage Fund’s policy to record transfers at the end of the reporting period.  For the period ended September 30, 2018, there were no transfers between levels.

MProved Systematic Multi-Strategy Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Convertible Bonds	$—	$3,242,690	$—	$3,242,690
Long Convertible Preferred Stocks(1)	1,210,110	—	—	1,210,110
Long Corporate Bonds	—	807,029	—	807,029
Long Preferred Stocks(1)	352,950	—	—	352,950
Short Term Investments	10,504,466	—	—	10,504,466
Swap Contracts(2)	—	26,409	—	26,409
	$12,067,526	$4,076,128	$—	$16,143,654

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Liabilities
Common Stocks Sold Short(1)	$3,919,975	$—	$—	$3,919,975
US Government Notes Sold Short	—	96,773	—	96,773
Future Contracts(2)	—	26,784	—	26,784
	$3,919,975	$123,557	$—	$4,043,532

(1) Please refer to the Schedules of Investments to view long and short common stocks segregated by industry type.
(2) Swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

It is the MProved Systematic Multi-Strategy Fund’s policy to record transfers at the end of the reporting period.  For the period ended September 30, 2018, there were no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Series Portfolios Trust

By (Signature and Title)	/s/ John Hedrick
John Hedrick, President

Date	11/20/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Hedrick
John Hedrick, President

Date	11/20/2018

By (Signature and Title)*	/s/ David Cox
David Cox, Treasurer

Date	11/20/2018

* Print the name and title of each signing officer under his or her signature.